UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-01241

Eaton Vance Growth Trust
(Exact name of registrant as specified in charter)

The Eaton Vance Building, 255 State Street, Boston, Massachusetts			02109
(Address of principal executive offices)			(Zip code)

Maureen A. Gemma The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(617) 482-8260

Date of fiscal year end:	September 30

Date of reporting period:	March 31, 2008

Item 1. Reports to Stockholders

Semiannual Report March 31, 2008

EATON VANCE-
ATLANTA
CAPITAL
SMID-CAP
FUND

IMPORTANT NOTICES REGARDING PRIVACY,
DELIVERY OF SHAREHOLDER DOCUMENTS,
PORTFOLIO HOLDINGS AND PROXY VOTING

Privacy. The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy ("Privacy Policy") with respect to nonpublic personal information about its customers:

•  Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•  None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer's account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker/dealers.

•  Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•  We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Boston Management and Research, and Eaton Vance Distributors, Inc.

In addition, our Privacy Policy only applies to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer's account (i.e., fund shares) is held in the name of a third-party financial adviser/broker-dealer, it is likely that only such adviser's privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures.

For more information about Eaton Vance's Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents. The Securities and Exchange Commission (the "SEC") permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called "householding" and it helps eliminate duplicate mailings to shareholders.

Eaton Vance, or your financial adviser, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial adviser, otherwise.

If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial adviser.

Your instructions that householding not apply to delivery of your Eaton Vance documents will be effective within 30 days of receipt by Eaton Vance or your financial adviser.

Portfolio Holdings. Each Eaton Vance Fund and its underlying Portfolio (if applicable) will file a schedule of its portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC's website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC's public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting. From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds' and Portfolios' Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the 12 month period ended June 30, without charge, upon request, by calling 1-800-262-1122. This description is also available on the SEC's website at www.sec.gov.

Eaton Vance-Atlanta Capital SMID-Cap Fund as of March 31, 2008

INVESTMENT UPDATE

William O. Bell , IV, CFA
Co-Portfolio Manager

W. Matthew Hereford, CFA
Co-Portfolio Manager

Charles B. Reed, CFA
Co-Portfolio Manager

Economic and Market Conditions

•

The market environment for small- and mid-capitalization equities was a difficult one over the six months ended March 31, 2008. Small- and mid-cap stocks, as measured by the Russell 2500 Index (the “Russell 2500”), declined by more than 13% for the period. Sector performance within the Russell 2500 was generally weak. The consumer discretionary, information technology, and financial sectors within the Russell 2500, in particular, recorded large declines. Consumer discretionary and financials were impacted by deteriorating conditions in the housing market and fears of an imminent recession. Technology stocks fell as investors fled economically sensitive stocks for perceived safer havens such as consumer staples. The energy sector of the Russell 2500 produced the only positive return for the period, due to higher oil prices and a declining dollar.(2)

Management Discussion

•

The Fund’s Class A shares posted a total return of -4.16% for the six months ended March 31, 2008.(1) Stock selection was responsible for the Fund’s outperformance versus the Fund’s benchmark, the Russell 2500. The Fund currently invests in SMID-Cap Portfolio (the “Portfolio”), a separate registered investment company with the same objective and policies as the Fund. The Portfolio maintained representation in nine of the ten sectors in the Russell 2500 and outperformed the benchmark in seven of the nine sectors. Stock selection was the primary driver of relative performance, while sector weightings had a modest negative effect on performance versus the benchmark.(2)

•

Portfolio stock selection was strongest in the industrials and consumer discretionary sectors. The Portfolio’s industrial stocks increased 21% during the six-month period versus an 11% decline for those held by the Fund’s benchmark, the Russell 2500. The Portfolio’s holdings in consumer discretionary stocks fell 9% versus a 21% decline for the benchmark’s holdings in that sector, as management positioned the Portfolio away from stocks in those sectors that were more likely to be sensitive to the crisis in the housing market. Stock selection was also a positive in the health care and technology sectors. The Portfolio’s stock selection in the energy and financial sectors had a modest negative effect on performance.

•

Management’s goal is to select stocks based on their individual investment merit, not by significantly over- weighting or underweighting particular economic sectors versus the Fund’s benchmark. For this reporting period, the Portfolio’s sector selection was modestly negative due to an underweighting in the energy and materials sectors and an overweighting in the consumer discretionary sector.

Eaton Vance-Atlanta Capital SMID-Cap Fund Total Return Performance 9/30/07 – 3/31/08

Class A(1)	-4.16%
Class I(1)	-4.04
Russell 2500 Index(2)	-13.28
Lipper Small-Cap Core Funds Average(2)	-14.98

Please refer to Page 2 for additional performance information.

These returns do not include the 5.75% maximum sales charge for Class A shares. If sales charges were deducted, the returns would be lower. Class I shares are offered to certain investors at net asset value. Absent an allocation of certain expenses to the administrator of the Fund and sub-adviser of the Portfolio, the returns would be lower.

(2)

It is not possible to invest directly in an Index or a Lipper Classification. The Index’s total return does not reflect commissions or expenses that would have been incurred if an investor individually purchased or sold the securities represented in the Index. The Lipper total return is the average total return, at net asset value, of the funds that are in the same Lipper Classification as the Fund.

The views expressed throughout this report are those of the portfolio managers and are current only through the end of the period of the report as stated on the cover. These views are subject to change at any time based upon market or other conditions, and the investment adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on many factors, may not be relied on as an indication of trading intent on behalf of any Eaton Vance fund. Portfolio information provided in the report may not be representative of the Portfolio’s current or future investments and may change due to active management.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than the quoted return. Absent an expense limitation or waiver in effect for certain periods, performance would have been lower. For performance as of the most recent month end, please refer to www.eatonvance.com.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

1

Eaton Vance-Atlanta Capital SMID-Cap Fund as of March 31, 2008

FUND PERFORMANCE

Fund Performance*	Class A	Class I
Share Class Symbol	EAASX	EISMX

Average Annual Total Returns (at net asset value)
Six Months	-4.16%	-4.04%
One Year	1.80	2.02
Five Years	N.A.	15.40
Life of Fund†	10.03	8.02

SEC Average Annual Total Returns (including sales charge or applicable CDSC)
Six Months	-9.65%	-4.04%
One Year	-4.02	2.02
Five Years	N.A.	-15.40
Life of Fund†	8.54	8.02

†Inception Dates – Class A: 11/28/03; Class I: 4/30/02

* Average Annual Total Returns do not include the 5.75% maximum sales charge for Class A shares. If sales charges were deducted, the returns would be lower. Absent an allocation of certain expenses to the administrator of the Fund and sub-adviser of the Portfolio, the returns would be lower. SEC Average Annual Total Returns for Class A reflect the maximum 5.75% sales charge. Class I shares are offered to certain investors at net asset value.

Total Annual
Operating Expenses††	Class A	Class I

Gross Expense Ratio	1.78%	1.53%
Net Expense Ratio	1.20	0.95

††Source: Prospectus dated 2/1/08. Net expense ratio reflects contractual fee waivers and expense reimbursement, a portion of which may be changed or terminated after January 31, 2009. Any change to the remainder of the waivers and reimbursements requires Trustee approval. Without these waivers and reimbursements, performance would have been lower.

Portfolio Composition

Sector Weightings**

By net assets

**As a percentage of the Portfolio’s net assets as of 3/31/08.

Top Ten Holdings***

By net assets

Affiliated Managers Group, Inc.	4.1%
SEI Investments Co.	3.7
Markel Corp.	3.5
FTI Consulting, Inc.	3.3
Sonic Corp.	3.1
O’Reilly Automotive, Inc.	2.8
Alberto-Culver Co.	2.7
FactSet Research Systems, Inc.	2.7
Energen Corp.	2.5
Jack Henry & Associates, Inc.	2.3

***Top Ten Holdings represented 30.7% of the Portfolio’s net assets as of 3/31/08.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than the quoted return. Absent an expense limitation or waiver in effect for certain periods, performance would have been lower. For performance as of the most recent month end, please refer to www.eatonvance.com.

2

Eaton Vance-Atlanta Capital SMID-Cap Fund as of March 31, 2008

FUND EXPENSES

Example: As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (October 1, 2007 – March 31, 2008).

Actual Expenses: The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes: The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual return of the Fund. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Eaton Vance-Atlanta Capital SMID-Cap Fund

	Beginning Account Value (10/1/07)	Ending Account Value (3/31/08)	Expenses Paid During Period* (10/1/07 – 3/31/08)
Actual
Class A	$1,000.00	$958.40	$5.88	**
Class I	$1,000.00	$959.60	$4.65	**
Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,019.00	$6.06	**
Class I	$1,000.00	$1,020.30	$4.80	**

* Expenses are equal to the Fund's annualized expense ratio of 1.20% for Class A shares and 0.95% for Class I shares, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on September 30, 2007. The Example reflects the expenses of both the Fund and the Portfolio.

**Absent an allocation of certain expenses to the administrator of the Fund and sub-adviser of the Portfolio, expenses would be higher.

3

Eaton Vance-Atlanta Capital SMID-Cap Fund as of March 31, 2008

FINANCIAL STATEMENTS (Unaudited)

Statement of Assets and Liabilities

As of March 31, 2008

Assets
Investment in SMID-Cap Portfolio, at value (identified cost, $28,680,301)	$30,342,424
Receivable for Fund shares sold	113,399
Receivable from the administrator of the Fund and sub-adviser of the Portfolio	15,100
Total assets	$30,470,923
Liabilities
Payable to affiliate for distribution and service fees	$3,563
Payable for Fund shares redeemed	103
Payable to affiliate for Trustees' fees	11
Accrued expenses	17,704
Total liabilities	$21,381
Net Assets	$30,449,542
Sources of Net Assets
Paid-in capital	$27,729,163
Accumulated undistributed net realized gain from Portfolio (computed on the basis of identified cost)	1,068,892
Accumulated net investment loss	(10,636)
Net unrealized appreciation from Portfolio (computed on the basis of identified cost)	1,662,123
Total	$30,449,542
Class A Shares
Net Assets	$17,150,975
Shares Outstanding	1,527,352
Net Asset Value and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$11.23
Maximum Offering Price Per Share (100 ÷ 94.25 of $11.23)	$11.92
Class I Shares
Net Assets	$13,298,567
Shares Outstanding	1,120,380
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$11.87
On sales of $50,000 or more, the offering price of Class A shares is reduced.

Statement of Operations

For the Six Months Ended
March 31, 2008

Investment Income
Dividends allocated from Portfolio	$131,510
Interest allocated from Portfolio	18,149
Expenses allocated from Portfolio	(139,805)
Net investment income from Portfolio	$9,854
Expenses
Trustees' fees and expenses	$100
Distribution and service fees
Class A	20,404
Registration fees	17,254
Transfer and dividend disbursing agent fees	8,899
Legal and accounting services	8,870
Custodian fee	5,931
Printing and postage	2,645
Miscellaneous	2,596
Total expenses	$66,699
Deduct — Allocation of expenses to the administrator of the Fund and sub-adviser of the Portfolio	$46,209
Total expense reductions	$46,209
Net expenses	$20,490
Net investment loss	$(10,636)
Realized and Unrealized Gain (Loss) from Portfolio
Net realized gain (loss) — Investment transactions (identified cost basis)	$1,284,082
Net realized gain	$1,284,082
Change in unrealized appreciation (depreciation) — Investments (identified cost basis)	$(2,429,806)
Net change in unrealized appreciation (depreciation)	$(2,429,806)
Net realized and unrealized loss	$(1,145,724)
Net decrease in net assets from operations	$(1,156,360)

See notes to financial statements
4

Eaton Vance-Atlanta Capital SMID-Cap Fund as of March 31, 2008

FINANCIAL STATEMENTS CONT'D

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended March 31, 2008 (Unaudited)	Year Ended September 30, 2007
From operations — Net investment loss	$(10,636)	$(26,248)
Net realized gain from investment transactions	1,284,082	3,975,201
Net change in unrealized appreciation (depreciation) from investments	(2,429,806)	(548,664)
Net increase (decrease) in net assets from operations	$(1,156,360)	$3,400,289
Distributions to shareholders — From net realized gain Class A	$(2,229,231)	$(615,058)
Class I	(1,749,229)	(959,852)
Total distributions to shareholders	$(3,978,460)	$(1,574,910)
Transactions in shares of beneficial interest — Proceeds from sale of shares Class A	$4,856,013	$10,202,786
Class I	1,665,335	2,852,347
Net asset value of shares issued to shareholders in payment of distributions declared Class A	1,626,790	476,027
Class I	1,373,264	768,564
Cost of shares redeemed Class A	(2,392,395)	(2,594,222)
Class I	(876,944)	(3,128,648)
Net increase in net assets from Fund share transactions	$6,252,063	$8,576,854
Net increase in net assets	$1,117,243	$10,402,233
Net Assets
At beginning of period	$29,332,299	$18,930,066
At end of period	$30,449,542	$29,332,299
Accumulated net investment loss included in net assets
At end of period	$(10,636)	$—

See notes to financial statements
5

Eaton Vance-Atlanta Capital SMID-Cap Fund as of March 31, 2008

FINANCIAL STATEMENTS CONT'D

Financial Highlights

	Class A
	Six Months Ended March 31, 2008		Year Ended September 30,			Period Ended
	(Unaudited)(1)		2007(1)	2006(1)	2005(1)	September 30, 2004(1)(2)
Net asset value — Beginning of period	$13.490		$12.480	$12.510	$10.810	$10.000
Income (loss) from operations
Net investment loss	$(0.011)		$(0.032)	$(0.063)	$(0.077)	$(0.044)
Net realized and unrealized gain (loss)	(0.413)		1.983	0.924	1.903	0.854
Total income (loss) from operations	$(0.424)		$1.951	$0.861	$1.826	$0.810
Less distributions
From net realized gain	$(1.836)		$(0.941)	$(0.891)	$(0.126)	$—
Total distributions	$(1.836)		$(0.941)	$(0.891)	$(0.126)	$—
Net asset value — End of period	$11.230		$13.490	$12.480	$12.510	$10.810
Total Return(3)	(4.16	)%(8)	16.42%	7.34%	16.97%	8.10	%(8)
Ratios/Supplemental Data
Net assets, end of period (000's omitted)	$17,151		$15,941	$7,073	$1,324	$1,166
Ratios (As a percentage of average daily net assets): Expenses before custodian fee reduction(4)(5)(6)	1.20	%(7)	1.21%	1.60%	1.60%	1.60	%(7)
Net investment loss	(0.18	)%(7)	(0.25)%	(0.52)%	(0.66)%	(0.51	)%(7)
Portfolio Turnover of the Portfolio	23%		84%	34%	38%	28%

(1)  Net investment loss per share was computed using average shares outstanding.

(2)  For the period from the start of business, November 28, 2003, to September 30, 2004.

(3)  Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(4)  Includes the Fund's share of the Portfolio's allocated expenses.

(5)  The investment adviser of the Portfolio waived a portion of its investment advisory fee and/or subsidized certain operating expenses and the administrator of the Fund subsidized certain operating expenses (equal to 0.31%, 0.57%, 0.27%, 0.27% and 0.43% of average daily net assets for the six months ended March 31, 2008, the years ended September 30, 2007, 2006 and 2005 and the period ended September 30, 2004, respectively). Absent this waiver and/or subsidy, total return would be lower. A portion of the waiver and subsidy was borne by the sub-adviser of the Portfolio.

(6)  Excludes the effect of custody fee credits, if any, of less than 0.005%.

(7)  Annualized.

(8)  Not annualized.

See notes to financial statements
6

Eaton Vance-Atlanta Capital SMID-Cap Fund as of March 31, 2008

FINANCIAL STATEMENTS CONT'D

Financial Highlights

	Class I
	Six Months Ended March 31, 2008		Year Ended September 30,
	(Unaudited)(1)		2007(1)		2006(1)	2005(1)	2004(1)	2003(1)
Net asset value — Beginning of period	$14.140		$13.010		$12.980	$11.180	$9.550	$7.710
Income (loss) from operations
Net investment income (loss)	$0.004		$0.000	(2)	$(0.032)	$(0.050)	$(0.031)	$(0.024)
Net realized and unrealized gain (loss)	(0.438)		2.071		0.953	1.976	1.661	1.864
Total income (loss) from operations	$(0.434)		$2.071		$0.921	$1.926	$1.630	$1.840
Less distributions
From net realized gain	$(1.836)		$(0.941)		$(0.891)	$(0.126)	$—	$—
Total distributions	$(1.836)		$(0.941)		$(0.891)	$(0.126)	$—	$—
Net asset value — End of period	$11.870		$14.140		$13.010	$12.980	$11.180	$9.550
Total Return(3)	(4.04	)%(9)	16.69%		7.55%	17.30%	17.07%	23.87%
Ratios/Supplemental Data
Net assets, end of period (000's omitted)	$13,299		$13,391		$11,857	$18,110	$15,616	$10,815
Ratios (As a percentage of average daily net assets): Expenses before custodian fee reduction(4)(5)(6)	0.95	%(7)	0.96%		1.35%	1.35%	1.35%	1.35%
Net investment income (loss)	0.07	%(7)	0.00	%(8)	(0.25)%	(0.42)%	(0.29)%	(0.28)%
Portfolio Turnover of the Portfolio	23%		84%		34%	38%	28%	54%

(1)  Net investment income (loss) per share was computed using average shares outstanding.

(2)  Amount represents less than $0.0005 per share.

(3)  Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(4)  Includes the Fund's share of the Portfolio's allocated expenses.

(5)  The investment adviser of the Portfolio waived a portion of its investment advisory fee and/or subsidized certain operating expenses and the administrator of the Fund subsidized certain operating expenses (equal to 0.31%, 0.57%, 0.27%, 0.27%, 0.43% and 0.77% of average daily net assets for the six months ended March 31, 2008 and the years ended September 30, 2007, 2006, 2005, 2004 and 2003, respectively). Absent this waiver and/or subsidy, total return would be lower. A portion of the waiver and subsidy was borne by the sub-adviser of the Portfolio.

(6)  Excludes the effect of custody fee credits, if any, of less than 0.005%.

(7)  Annualized.

(8)  Amount represents less than 0.005%.

(9)  Not annualized.

See notes to financial statements
7

Eaton Vance-Atlanta Capital SMID-Cap Fund as of March 31, 2008

NOTES TO FINANCIAL STATEMENTS (Unaudited)

1  Significant Accounting Policies

Eaton Vance-Atlanta Capital SMID-Cap Fund (the Fund) is a diversified series of Eaton Vance Growth Trust (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund offers two classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class I shares are sold at net asset value and are not subject to a sales charge. Each class represents a pro-rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses and net investment income and losses, other than class specific expenses are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Each class of shares differs in its distribution plan and certain other class-specific expenses. The Fund invests all of its investable assets in interests in the SMID-Cap Portfolio (the Portfolio), a New York Trust, having the same investment objective and policies as the Fund. The value of the Fund's investment in the Portfolio reflects the Fund's proportionate interest in the net assets of the Portfolio (86.4% at March 31, 2008). The performance of the Fund is directly affected by the performance of the Portfolio. The financial statements of the Portfolio, including the portfolio of investments, are included elsewhere in this report and should be read in conjunction with the Fund's financial statements.

The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America.

A  Investment Valuation — Valuation of securities by the Portfolio is discussed in Note 1A of the Portfolio's Notes to Financial Statements, which are included elsewhere in this report.

B  Income — The Fund's net investment income or loss consists of the Fund's pro-rata share of the net investment income or loss of the Portfolio, less all actual and accrued expenses of the Fund.

C  Federal Taxes — The Fund's policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary.

In June 2006, the Financial Accounting Standards Board (FASB) issued FASB Interpretation No. 48 (FIN 48), "Accounting for Uncertainty in Income Taxes – an interpretation of FASB Statement No. 109". FIN 48 clarifies the accounting for uncertainty in income taxes recognized in accordance with FASB Statement No. 109, "Accounting for Income Taxes". This interpretation prescribes a recognition threshold and measurement attribute for the financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return. It also provides guidance on de-recognition, classification, interest and penalties, accounting in interim periods, disclosure and transition. FIN 48 is effective on the last business day of the first required financial reporting period for fiscal years beginning after December 15, 2006. Management has concluded that as of March 31, 2008, there are no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. Each of the Fund's federal tax returns filed in the 3-year period ended September 30, 2007 remains subject to examination by the Internal Revenue Service.

D  Expenses — The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

E  Expense Reduction — State Street Bank and Trust Company (SSBT) serves as custodian of the Fund. Pursuant to the custodian agreement, SSBT receives a fee reduced by credits, which are determined based on the average daily cash balance the Fund maintains with SSBT. All credit balances, if any, used to reduce the Fund's custodian fees are reported as a reduction of expenses in the Statement of Operations.

F  Use of Estimates — The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

G  Indemnifications — Under the Trust's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund, and shareholders are indemnified against personal liability for the obligations of the Trust. Additionally, in the normal course of business, the Fund enters into agreements with

8

Eaton Vance-Atlanta Capital SMID-Cap Fund as of March 31, 2008

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D

service providers that may contain indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

H  Other — Investment transactions are accounted for on a trade date basis. Dividends to shareholders are recorded on the ex-dividend date.

I  Interim Financial Statements — The interim financial statements relating to March 31, 2008 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund's management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2  Distributions to Shareholders

It is the present policy of the Fund to make at least one distribution annually (normally in December) of all or substantially all of its net investment income and to distribute annually all or substantially all of its net realized capital gains (reduced by available capital loss carryforwards from prior years, if any). Distributions are declared separately for each class of shares. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of the Fund at the net asset value as of the ex-dividend date or, at the election of the shareholder, receive distributions in cash. The Fund distinguishes between distributions on a tax basis and a financial reporting basis. Accounting principles generally accepted in the United States of America require that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital.

3  Transactions with Affiliates

Eaton Vance Management (EVM) serves as the administrator to the Fund, but receives no compensation. For the six months ended March 31, 2008, EVM and the sub-adviser of the Portfolio, Atlanta Capital Management Company, LLC (Atlanta Capital), have agreed to reimburse the Fund's operating expenses (excluding the investment adviser fee and distribution and service fees) to the extent that they exceed 0.15% annually of the Fund's average daily net assets. This agreement may be changed or terminated after January 31, 2009, but is subject to Trustee approval if the reimbursement is reduced to the extent that the Fund's operating expenses (excluding the investment adviser fee and distribution and service fees) would exceed 0.35% (annually) of its average daily net assets. Pursuant to this agreement, EVM and Atlanta Capital were allocated $11,552 and $34,657, respectively, of the Fund's operating expenses for the six months ended March 31, 2008. The Portfolio has engaged Boston Management and Research (BMR), a subsidiary of EVM, to render investment advisory services. See Note 2 of the Portfolio's Notes to Financial Statements which are included elsewhere in this report. EVM serves as the sub-transfer agent of the Fund and receives from the transfer agent an aggregate fee based upon the actual expenses incurred by EVM in the performance of these services. For the six months ended March 31, 2008, EVM received $142 in sub-transfer agent fees. The Fund was informed that Eaton Vance Distributors, Inc. (EVD), an affiliate of EVM and the Fund's principal underwriter, received $1,976 from the Fund as its portion of the sales charge on sales of Class A shares for the six months ended March 31, 2008. EVD also received distribution and service fees from Class A shares (see Note 4).

Except for Trustees of the Fund and the Portfolio who are not members of EVM's or BMR's organizations, officers and Trustees receive remuneration for their services to the Fund out of the investment adviser fee. Certain officers and Trustees of the Fund and the Portfolio are officers of the above organizations.

4  Distribution Plan

The Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. The Class A Plan provides that the Fund will pay EVD a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued to EVD for the six months ended March 31, 2008 amounted to $20,404 for Class A shares.

5  Contingent Deferred Sales Charges

Class A shares may be subject to a 1% CDSC if redeemed within 18 months of purchase (depending on the circumstances of purchase). Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gains distributions. No CDSC is levied on shares which have been sold to EVM or its affiliates or to their respective employees or clients and may be waived under certain other limited conditions. The Fund was informed that EVD received no CDSCs paid by Class A shareholders for the six months ended March 31, 2008.

9

Eaton Vance-Atlanta Capital SMID-Cap Fund as of March 31, 2008

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D

6  Investment Transactions

For the six months ended March 31, 2008, increases and decreases in the Fund's investment in the Portfolio aggregated $6,429,422 and $4,271,682, respectively.

7  Shares of Beneficial Interest

The Fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares were as follows:

Class A	Six Months Ended March 31, 2008 (Unaudited)	Year Ended September 30, 2007
Sales	415,147	775,613
Issued to shareholders electing to receive payments of distributions in Fund shares	134,002	38,987
Redemptions	(203,521)	(199,489)
Net increase	345,628	615,111
Class I	Six Months Ended March 31, 2008 (Unaudited)	Year Ended September 30, 2007
Sales	131,056	212,383
Issued to shareholders electing to receive payments of distributions in Fund shares	107,035	60,138
Redemptions	(64,602)	(236,765)
Net increase	173,489	35,756

8  Recently Issued Accounting Pronouncement

In September 2006, the FASB issued Statement of Financial Accounting Standards No. 157 (FAS 157), "Fair Value Measurements". FAS 157 defines fair value, establishes a framework for measuring fair value in accordance with generally accepted accounting principles and expands disclosure about fair value measurements. FAS 157 is effective for fiscal years beginning after November 15, 2007. As of March 31, 2008, management does not believe the adoption of FAS 157 will impact the amounts reported in the financial statements; however, additional disclosures may be required about the inputs used to develop the measurements of fair value and the effect of certain of the measurements on changes in net assets for the period.

10

SMID-Cap Portfolio as of March 31, 2008

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 98.5%
Security	Shares	Value
Airlines — 1.6%
SkyWest, Inc.	27,100	$572,352
		$572,352
Automobiles — 1.3%
Thor Industries, Inc.	14,760	$439,405
		$439,405
Capital Markets — 7.7%
Affiliated Managers Group, Inc.(1)	15,670	$1,421,896
SEI Investments Co.	52,260	1,290,299
		$2,712,195
Commercial Banks — 5.1%
City National Corp.	11,700	$578,682
Cullen/Frost Bankers, Inc.	11,560	613,143
Westamerica Bancorporation	11,350	597,010
		$1,788,835
Commercial Services & Supplies — 5.0%
Copart, Inc.(1)	16,000	$620,160
FTI Consulting, Inc.(1)	16,120	1,145,165
		$1,765,325
Computer Peripherals — 1.8%
Diebold, Inc.	16,900	$634,595
		$634,595
Containers & Packaging — 2.1%
AptarGroup, Inc.	18,670	$726,823
		$726,823
Distributors — 1.2%
LKQ Corp.(1)	19,420	$436,367
		$436,367
Diversified Consumer Services — 1.8%
Matthews International Corp., Class A	12,900	$622,425
		$622,425

Security	Shares	Value
Electrical Equipment — 1.3%
AMETEK, Inc.	10,140	$445,247
		$445,247
Electronic Equipment & Instruments — 4.6%
Amphenol Corp., Class A	14,290	$532,303
National Instruments Corp.	20,060	524,368
ScanSource, Inc.(1)	14,970	541,764
		$1,598,435
Energy Equipment & Services — 1.6%
FMC Technologies, Inc.(1)	10,020	$570,038
		$570,038
Food Products — 2.0%
McCormick & Co., Inc.	19,480	$720,176
		$720,176
Gas Utilities — 2.5%
Energen Corp.	13,920	$867,216
		$867,216
Health Care Equipment & Supplies — 6.4%
DENTSPLY International, Inc.	18,400	$710,240
Mentor Corp.	29,310	753,853
Varian Medical Systems, Inc.(1)	16,400	768,176
		$2,232,269
Health Care Providers & Services — 4.5%
Henry Schein, Inc.(1)	10,500	$602,700
Owens & Minor, Inc.	12,850	505,519
Patterson Cos., Inc.(1)	12,790	464,277
		$1,572,496
Hotels, Restaurants & Leisure — 7.6%
Ambassadors Group, Inc.	19,250	$363,633
Brinker International, Inc.	30,810	571,526
International Speedway Corp., Class A	15,500	638,600
Sonic Corp.(1)	50,120	1,104,645
		$2,678,404

See notes to financial statements
11

SMID-Cap Portfolio as of March 31, 2008

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

Security	Shares	Value
Insurance — 9.0%
Brown and Brown, Inc.	29,100	$505,758
HCC Insurance Holdings, Inc.	31,530	715,416
Markel Corp.(1)	2,790	1,227,516
RLI Corp.	14,560	721,739
		$3,170,429
IT Services — 1.3%
Total System Services, Inc.	19,020	$450,013
		$450,013
Life Sciences Tools & Services — 2.7%
Bio-Rad Laboratories, Inc., Class A(1)	5,780	$514,131
Covance, Inc.(1)	5,190	430,614
		$944,745
Machinery — 3.0%
Graco, Inc.	14,840	$538,098
IDEX Corp.	17,050	523,265
		$1,061,363
Marine — 1.5%
Kirby Corp.(1)	9,270	$528,390
		$528,390
Media — 3.0%
Arbitron, Inc.	12,640	$545,542
Morningstar, Inc.(1)	8,310	509,819
		$1,055,361
Personal Products — 2.8%
Alberto-Culver Co.	35,370	$969,492
		$969,492
Real Estate Management & Development — 1.2%
Forest City Enterprises, Inc., Class A	11,670	$429,456
		$429,456
Road & Rail — 1.9%
Landstar System, Inc.	12,500	$652,000
		$652,000

Security	Shares	Value
Software — 8.1%
ANSYS, Inc.(1)	17,060	$588,911
FactSet Research Systems, Inc.	17,920	965,350
Fair Isaac Corp.	22,670	487,858
Jack Henry & Associates, Inc.	32,100	791,907
		$2,834,026
Specialty Retail — 5.9%
Aaron Rents, Inc.	30,940	$666,448
O'Reilly Automotive, Inc.(1)	34,870	994,492
Sally Beauty Holdings, Inc.(1)	61,700	425,730
		$2,086,670
Total Common Stocks (identified cost $32,683,035)		$34,564,548
Total Investments — 98.5% (identified cost $32,683,035)		$34,564,548
Other Assets, Less Liabilities — 1.5%		$543,856
Net Assets — 100.0%		$35,108,404

(1)  Non-income producing security.

See notes to financial statements
12

SMID-Cap Portfolio as of March 31, 2008

FINANCIAL STATEMENTS (Unaudited)

Statement of Assets and Liabilities

As of March 31, 2008

Assets
Investments, at value (identified cost, $32,683,035)	$34,564,548
Cash	425,540
Receivable for investments sold	147,744
Dividends and interest receivable	23,203
Total assets	$35,161,035
Liabilities
Payable to affiliate for investment adviser fee	$23,295
Payable to affiliate for Trustees' fees	110
Accrued expenses	29,226
Total liabilities	$52,631
Net Assets applicable to investors' interest in Portfolio	$35,108,404
Sources of Net Assets
Net proceeds from capital contributions and withdrawals	$33,226,891
Net unrealized appreciation (computed on the basis of identified cost)	1,881,513
Total	$35,108,404

Statement of Operations

For the Six Months Ended
March 31, 2008

Investment Income
Dividends	$150,769
Interest	20,741
Total investment income	$171,510
Expenses
Investment adviser fee	$168,513
Trustees' fees and expenses	999
Custodian fee	16,255
Legal and accounting services	12,819
Miscellaneous	767
Total expenses	$199,353
Deduct — Waiver of investment adviser fee	$35,486
Allocation of expenses to the investment adviser and sub-adviser	3,762
Reduction of custodian fee	5
Total expense reductions	$39,253
Net expenses	$160,100
Net investment income	$11,410
Realized and Unrealized Gain (Loss)
Net realized gain (loss) — Investment transactions (identified cost basis)	$1,479,588
Net realized gain	$1,479,588
Change in unrealized appreciation (depreciation) — Investments (identified cost basis)	$(2,830,100)
Net change in unrealized appreciation (depreciation)	$(2,830,100)
Net realized and unrealized loss	$(1,350,512)
Net decrease in net assets from operations	$(1,339,102)

See notes to financial statements
13

SMID-Cap Portfolio as of March 31, 2008

FINANCIAL STATEMENTS CONT'D

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended March 31, 2008 (Unaudited)	Year Ended September 30, 2007
From operations — Net investment income	$11,410	$1,523
Net realized gain from investment transactions	1,479,588	4,595,599
Net change in unrealized appreciation (depreciation) from investments	(2,830,100)	(700,232)
Net increase (decrease) in net assets from operations	$(1,339,102)	$3,896,890
Capital transactions — Contributions	$8,116,398	$14,891,571
Withdrawals	(4,710,168)	(8,271,196)
Net increase in net assets from capital transactions	$3,406,230	$6,620,375
Net increase in net assets	$2,067,128	$10,517,265
Net Assets
At beginning of period	$33,041,276	$22,524,011
At end of period	$35,108,404	$33,041,276

See notes to financial statements
14

SMID-Cap Portfolio as of March 31, 2008

FINANCIAL STATEMENTS CONT'D

Supplementary Data

	Six Months Ended March 31, 2008		Year Ended September 30,
	(Unaudited)		2007	2006	2005	2004	2003
Ratios/Supplemental Data
Ratios (As a percentage of average daily net assets):
Expenses before custodian fee reduction(1)(2)	0.95	%(3)	0.96%	1.23%	1.25%	1.28%	1.05%
Net investment income (loss)	0.07	%(3)	0.01%	(0.13)%	(0.31)%	(0.22)%	0.03%
Portfolio Turnover	23%		84%	34%	38%	28%	54%
Total Return	(4.04	)%(4)	16.70%	7.67%	17.42%	17.15%	24.24%
Net assets, end of period (000's omitted)	$35,108		$33,041	$22,524	$22,763	$19,433	$14,462

(1)  The investment adviser waived a portion of its investment advisory fee and/or subsidized certain operating expenses (equal to 0.23%, 0.27%, less than 0.01%, 0.01%, 0.01% and 0.28% of average daily net assets for the six months ended March 31, 2008 and the years ended September 30, 2007, 2006, 2005, 2004 and 2003, respectively). A portion of the waiver and subsidy was borne by the sub-adviser. Absent this waiver, total return would be lower.

(2)  Excludes the effect of custody fee credits, if any, of less than 0.005%.

(3)  Annualized.

(4)  Not annualized.

See notes to financial statements
15

SMID-Cap Portfolio as of March 31, 2008

NOTES TO FINANCIAL STATEMENTS (Unaudited)

1  Significant Accounting Policies

SMID-Cap Portfolio (the Portfolio) is a New York trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a diversified, open-end management investment company. The Portfolio's investment objective is to achieve long-term capital growth by investing in a diversified selection of common stocks of small to mid-sized companies having market capitalizations within the range of companies comprising the Russell 2500 Index. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. At March 31, 2008, Eaton Vance-Atlanta Capital SMID-Cap Fund and Eaton Vance Equity Asset Allocation Fund held an interest of 86.4% and 5.3%, respectively, in the Portfolio.

The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States of America.

A  Investment Valuation — Equity securities listed on a U.S. securities exchange generally are valued at the last sale price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and asked prices therefore on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ Global or Global Select Market generally are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and asked prices or, in the case of preferred equity securities that are not listed or traded in the over-the-counter market, by an independent pricing service. Short-term debt securities with a remaining maturity of sixty days or less are valued at amortized cost, which approximates market value. If short-term debt securities are acquired with a remaining maturity of more than sixty days, they will be valued by a pricing service. Other fixed income and debt securities, including listed securities and securities for which price quotations are available, will normally be valued on the basis of valuations furnished by a pricing service. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by an independent quotation service. The daily valuation of exchange-traded foreign securities generally is determined as of the close of trading on the principal exchange on which such securities trade. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities that meet certain criteria, the Trustees have approved the use of a fair value service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities. Investments for which valuations or market quotations are not readily available are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Portfolio considering relevant factors, data and information including the market value of freely tradable securities of the same class in the principal market on which such securities are normally traded.

B  Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

C  Income — Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount.

D  Federal Taxes — The Portfolio has elected to be treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes on its share of taxable income. Since at least one of the Portfolio's investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate, at least annually among its investors, each investor's distributive share of the Portfolio's net investment income, net realized capital gains and any other items of income, gain, loss, deduction or credit.

In June 2006, the Financial Accounting Standards Board (FASB) issued FASB Interpretation No. 48 (FIN 48), "Accounting for Uncertainty in Income Taxes – an interpretation of FASB Statement No. 109". FIN 48 clarifies the accounting for uncertainty in income taxes recognized in accordance with FASB Statement No. 109, "Accounting for Income Taxes". This interpretation prescribes a recognition threshold and measurement attribute for the financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return. It also provides guidance on de-recognition, classification,

16

SMID-Cap Portfolio as of March 31, 2008

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D

interest and penalties, accounting in interim periods, disclosure and transition. FIN 48 is effective on the last business day of the first required financial reporting period for fiscal years beginning after December 15, 2006. Management has concluded that as of March 31, 2008, there are no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. Each of the Portfolio's federal tax returns filed in the 3-year period ended September 30, 2007 remains subject to examination by the Internal Revenue Service.

E  Expense Reduction — State Street Bank and Trust Company (SSBT) serves as custodian of the Portfolio. Pursuant to the custodian agreement, SSBT receives a fee reduced by credits, which are determined based on the average daily cash balance the Portfolio maintains with SSBT. All credit balances, if any, used to reduce the Portfolio's custodian fees are reported as a reduction of expenses in the Statement of Operations.

F  Use of Estimates — The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

G  Indemnifications — Under the Portfolio's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Portfolio. Interestholders in the Portfolio are jointly and severally liable for the liabilities and obligations of the Portfolio in the event that the Portfolio fails to satisfy such liabilities and obligations; provided, however, that, to the extent assets are available in the Portfolio, the Portfolio may, under certain circumstances, indemnify interestholders from and against any claim or liability to which such holder may become subject by reason of being or having been an interestholder in the Portfolio. Additionally, in the normal course of business, the Portfolio enters into agreements with service providers that may contain indemnification clauses. The Portfolio's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred.

H  Interim Financial Statements — The interim financial statements relating to March 31, 2008 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Portfolio's management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2  Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Boston Management and Research (BMR), a subsidiary of Eaton Vance Management (EVM), as compensation for management and investment advisory services rendered to the Portfolio. The fee is computed at an annual rate of 1.00% of the Portfolio's average daily net assets up to $500 million and at reduced rates as daily net assets exceed that level, and is payable monthly. Pursuant to a sub-advisory agreement, BMR pays Atlanta Capital Management Company, LLC (Atlanta Capital), an affiliate of EVM, a portion of its advisory fee for sub-advisory services provided to the Portfolio. For the six months ended March 31, 2008, the adviser fee was 1.00% (annualized) of the Portfolio's average daily net assets and amounted to $168,513. Effective October 17, 2006, BMR and Atlanta Capital have agreed to waive a portion of their respective investment advisory and sub-advisory fees so that the investment adviser fee will be equal to 0.80% annually of the Portfolio's average daily net assets. This agreement may be changed or terminated on or after January 31, 2009. For the six months ended March 31, 2008, BMR waived $33,703 of its advisory fee. Atlanta Capital, in turn, waived $25,276 of its sub-advisory fee. BMR has also agreed to reduce the investment adviser fee by an amount equal to that portion of commissions paid to broker dealers in execution of security transactions attributed to the Portfolio that is consideration for third-party research services. For the six months ended March 31, 2008, BMR waived $1,783 of its adviser fee. Atlanta Capital, in turn, waived $1,783 of its sub-advisory fee. In addition, pursuant to a voluntary expense reimbursement, BMR and Atlanta Capital were allocated $940 and $2,822, respectively, of the Portfolio's operating expenses for the six months ended March 31, 2008.

Except for Trustees of the Portfolio who are not members of EVM's or BMR's organizations, officers and Trustees receive remuneration for their services to the Portfolio out of the investment adviser fee. Trustees of the Portfolio who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended March 31, 2008, no significant amounts have been deferred. Certain officers and Trustees of the Portfolio are officers of the above organizations.

17

SMID-Cap Portfolio as of March 31, 2008

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D

3  Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations, aggregated $11,740,957 and $7,505,810, respectively, for the six months ended March 31, 2008.

4  Federal Income Tax Basis of Investments

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at March 31, 2008, as determined on a federal income tax basis, were as follows:

Aggregate cost	$32,776,659
Gross unrealized appreciation	$4,327,734
Gross unrealized depreciation	(2,539,845)
Net unrealized appreciation	$1,787,889

5  Line of Credit

The Portfolio participates with other portfolios and funds managed by EVM and its affiliates in a $200 million unsecured line of credit agreement with a group of banks. Borrowings are made by the Portfolio solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to the Portfolio based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.07% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. The Portfolio did not have any significant borrowings or allocated fees during the six months March 31, 2008.

6  Recently Issued Accounting Pronouncement

In September 2006, the FASB issued Statement of Financial Accounting Standards No. 157 (FAS 157), "Fair Value Measurements". FAS 157 defines fair value, establishes a framework for measuring fair value in accordance with generally accepted accounting principles and expands disclosure about fair value measurements. FAS 157 is effective for fiscal years beginning after November 15, 2007. As of March 31, 2008, management does not believe the adoption of FAS 157 will impact the amounts reported in the financial statements; however, additional disclosures may be required about the inputs used to develop the measurements of fair value and the effect of certain of the measurements on changes in net assets for the period.

18

Eaton Vance-Atlanta Capital SMID-Cap Fund

BOARD OF TRUSTEES' ANNUAL APPROVAL OF THE INVESTMENT ADVISORY AGREEMENT

Overview of the Contract Review Process

The Investment Company Act of 1940, as amended (the "1940 Act"), provides, in substance, that each investment advisory agreement between a fund and its investment adviser will continue in effect from year to year only if its continuance is approved at least annually by the fund's board of trustees, including by a vote of a majority of the trustees who are not "interested persons" of the fund ("Independent Trustees"), cast in person at a meeting called for the purpose of considering such approval.

At a meeting of the Boards of Trustees (each a "Board") of the Eaton Vance group of mutual funds (the "Eaton Vance Funds") held on April 23, 2007, the Board, including a majority of the Independent Trustees, voted to approve continuation of existing advisory and sub-advisory agreements for the Eaton Vance Funds for an additional one-year period. In voting its approval, the Board relied upon the affirmative recommendation of the Special Committee of the Board, which is a committee comprised exclusively of Independent Trustees. Prior to making its recommendation, the Special Committee reviewed information furnished for a series of meetings of the Special Committee held in February, March and April 2007. Such information included, among other things, the following:

Information about Fees, Performance and Expenses

•  An independent report comparing the advisory and related fees paid by each fund with fees paid by comparable funds;

•  An independent report comparing each fund's total expense ratio and its components to comparable funds;

•  An independent report comparing the investment performance of each fund to the investment performance of comparable funds over various time periods;

•  Data regarding investment performance in comparison to relevant peer groups of funds and appropriate indices;

•  Comparative information concerning fees charged by each adviser for managing other mutual funds and institutional accounts using investment strategies and techniques similar to those used in managing the fund;

•  Profitability analyses for each adviser with respect to each fund;

Information about Portfolio Management

•  Descriptions of the investment management services provided to each fund, including the investment strategies and processes employed;

•  Information concerning the allocation of brokerage and the benefits received by each adviser as a result of brokerage allocation, including information concerning the acquisition of research through "soft dollar" benefits received in connection with the funds' brokerage, and the implementation of a soft dollar reimbursement program established with respect to the funds;

•  Data relating to portfolio turnover rates of each fund;

•  The procedures and processes used to determine the fair value of fund assets and actions taken to monitor and test the effectiveness of such procedures and processes;

Information about each Adviser

•  Reports detailing the financial results and condition of each adviser;

•  Descriptions of the qualifications, education and experience of the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and information relating to their compensation and responsibilities with respect to managing other mutual funds and investment accounts;

•  Copies of the Codes of Ethics of each adviser and its affiliates, together with information relating to compliance with and the administration of such codes;

•  Copies of or descriptions of each adviser's proxy voting policies and procedures;

•  Information concerning the resources devoted to compliance efforts undertaken by each adviser and its affiliates on behalf of the funds (including descriptions of various compliance programs) and their record of compliance with investment policies and restrictions, including policies with respect to market-timing, late trading and selective portfolio disclosure, and with policies on personal securities transactions;

•  Descriptions of the business continuity and disaster recovery plans of each adviser and its affiliates;

Other Relevant Information

•  Information concerning the nature, cost and character of the administrative and other non-investment management services provided by Eaton Vance Management and its affiliates;

•  Information concerning management of the relationship with the custodian, subcustodians and fund accountants by each adviser or the funds' administrator; and

•  The terms of each advisory agreement.

19

Eaton Vance-Atlanta Capital SMID-Cap Fund

BOARD OF TRUSTEES' ANNUAL APPROVAL OF THE INVESTMENT ADVISORY AGREEMENT CONT'D

In addition to the information identified above, the Special Committee considered information provided from time to time by each adviser throughout the year at meetings of the Board and its committees. Over the course of the twelve-month period ended April 30, 2007, the Board met ten times and the Special Committee, the Audit Committee and the Governance Committee, each of which is a Committee comprised solely of Independent Trustees, met twelve, fourteen and eight times, respectively. At such meetings, the Trustees received, among other things, presentations by the portfolio managers and other investment professionals of each adviser relating to the investment performance of each fund and the investment strategies used in pursuing the fund's investment objective.

For funds that invest through one or more underlying portfolios, the Board considered similar information about the portfolio(s) when considering the approval of advisory agreements. In addition, in cases where the fund's investment adviser has engaged a sub-adviser, the Board considered similar information about the sub-adviser when considering the approval of any sub-advisory agreement.

The Special Committee was assisted throughout the contract review process by Goodwin Procter LLP, legal counsel for the Independent Trustees. The members of the Special Committee relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating each advisory and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each advisory and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Special Committee may have placed varying emphasis on particular factors in reaching conclusions with respect to each advisory and sub-advisory agreement.

Results of the Process

Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Special Committee concluded that the continuance of the investment advisory agreement of SMID-Cap Portfolio (the "Portfolio"), the underlying Portfolio in which Eaton Vance-Atlanta Capital SMID-Cap Fund (the "Fund") invests, with Boston Management and Research (the "Adviser") and the sub-advisory agreement with Atlanta Capital Management Company, LLC (the "Sub-adviser"), including the fee structures, is in the interests of shareholders and, therefore, the Special Committee recommended to the Board approval of the agreements. The Board accepted the recommendation of the Special Committee as well as the factors considered and conclusions reached by the Special Committee with respect to the agreements. Accordingly, the Board, including a majority of the Independent Trustees, voted to approve continuation of the investment advisory and sub-advisory agreements for the Portfolio.

Nature, Extent and Quality of Services

In considering whether to approve the investment advisory and sub-advisory agreements of the Portfolio, the Board evaluated the nature, extent and quality of services provided to the Portfolio by the Adviser and the Sub-adviser.

The Board considered the Adviser's and the Sub-adviser's management capabilities and investment process with respect to the types of investments held by the Portfolio, including the education, experience and number of its investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Portfolio and whose responsibilities include supervising the Sub-adviser. The Board also took into account the resources dedicated to portfolio management and other services, including the compensation paid to recruit and retain investment personnel, and the time and attention devoted to the Fund by senior management. With respect to the Sub-adviser, the Board took into account the resources available to the Sub-adviser in fulfilling its duties under the sub-advisory agreement and the Sub-adviser's experience in managing equity portfolios.

The Board reviewed the compliance programs of the Adviser and its affiliates, including the Sub-adviser. Among other matters, the Board considered compliance and reporting matters relating to personal trading by investment personnel, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also evaluated the responses of the Adviser and its affiliates, including the Sub-adviser, to requests from regulatory authorities such as the Securities and Exchange Commission and the National Association of Securities Dealers.

The Board considered shareholder and other administrative services provided or managed by Eaton Vance Management and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large family of funds, including the ability, in many cases, to exchange an investment among different funds without incurring additional sales charges.

After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by the Adviser and Sub-adviser, taken as a whole, are appropriate and consistent with the terms of the respective investment advisory agreements.

20

Eaton Vance-Atlanta Capital SMID-Cap Fund

BOARD OF TRUSTEES' ANNUAL APPROVAL OF THE INVESTMENT ADVISORY AGREEMENT CONT'D

Fund Performance

The Board compared the Fund's investment performance to a relevant universe of similarly managed funds identified by an independent data provider and appropriate benchmark indices. The Board reviewed comparative performance data for the one-year period ended September 30, 2006 for the Fund. The Board noted that, unlike many other funds in its peer group, the Fund is managed by the Sub-adviser with an emphasis on higher quality growth companies. The Board also reviewed information provided by the Sub-adviser concerning the relative performance of the Fund compared with other mutual funds that focus on higher quality growth companies. The Board concluded that the performance of the Fund was satisfactory.

Management Fees and Expenses

The Board reviewed contractual investment advisory fee rates, including any administrative fee rates, payable by the Portfolio and by the Fund (referred to collectively as "management fees"). As part of its review, the Board considered the Portfolio's and the Fund's management fees and total expense ratio for the year ended September 30, 2006, as compared to a group of similarly managed funds selected by an independent data provider. The Board considered the fact that the Adviser had waived fees and/or paid expenses of the Fund and noted that in October 2006 the Adviser implemented additional waivers/reimbursements with respect to the Portfolio.

After reviewing the foregoing information, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded with respect to the Portfolio and the Fund that the management fees charged to the Portfolio and the Fund for advisory and related services and the total expense ratio of the Fund are reasonable.

Profitability

The Board reviewed the level of profits realized by the Adviser and its affiliates, including the Sub-adviser, in providing investment advisory and administrative services to the Fund and the Portfolio and to all Eaton Vance Funds as a group. The Board considered the level of profits realized without regard to revenue sharing or other payments by the Adviser and its affiliates to third parties in respect of distribution services. The Board also considered other direct or indirect benefits received by the Adviser and its affiliates, including the Sub-adviser, in connection with its relationship with the Portfolio, including the benefits of research services that may be available to the Adviser or the Sub-adviser as a result of securities transactions effected for the Portfolio and other investment advisory clients.

The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by the Adviser and its affiliates, including the Sub-adviser, are reasonable.

Economies of Scale

In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, including the Sub-adviser, on the one hand, and the Fund, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from the economies of scale with respect to the management of any specific fund or group of funds. The Board reviewed data summarizing the increases and decreases in the assets of the Fund and of all Eaton Vance Funds as a group over various time periods, and evaluated the extent to which the total expense ratio of the Fund and the profitability of the Adviser and its affiliates, including the Sub-adviser, may have been affected by such increases or decreases. Based upon the foregoing, the Board concluded that the benefits from economies of scale are currently being shared equitably by the Adviser and its affiliates, including the Sub-adviser, and the Fund. The Board also concluded that, assuming reasonably foreseeable increases in the assets of the Portfolio, the structure of the advisory fee, which includes breakpoints at several asset levels, can be expected to cause the Adviser and its affiliates, including the Sub-adviser, and the Fund to continue to share such benefits equitably.

21

Eaton Vance-Atlanta Capital SMID-Cap Fund

INVESTMENT MANAGEMENT

Eaton Vance-Atlanta Capital SMID-Cap Fund

Officers Thomas E. Faust Jr. Trustee and President Barbara E. Campbell Treasurer Maureen A. Gemma Secretary Paul M. O'Neil Chief Compliance Officer John E. Pelletier Chief Legal Officer	Trustees Ralph F. Verni Chairman Benjamin C. Esty Allen R. Freedman William H. Park Ronald A. Pearlman Norton H. Reamer Heidi L. Steiger Lynn A. Stout

SMID-Cap Portfolio

Officers
Duncan W. Richardson
President
Thomas E. Faust Jr.
Trustee and Vice President
William O. Bell, IV
Vice President
W. Matthew Hereford
Vice President
Charles B. Reed
Vice President
Barbara E. Campbell
Treasurer
Maureen A. Gemma
Secretary
Paul M. O'Neil
Chief Compliance Officer
John E. Pelletier
Chief Legal Officer	Trustees Ralph F. Verni Chairman Benjamin C. Esty Allen R. Freedman William H. Park Ronald A. Pearlman Norton H. Reamer Heidi L. Steiger Lynn A. Stout

22

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Investment Adviser of SMID-Cap Portfolio
Boston Management and Research

The Eaton Vance Building
255 State Street
Boston, MA 02109

Sub-Adviser of SMID-Cap Portfolio
Atlanta Capital Management Company, LLC

1349 West Peachtree Street
Suite 1600
Atlanta, GA 30309

Administrator of Eaton Vance-Atlanta Capital SMID-Cap Fund
Eaton Vance Management

The Eaton Vance Building
255 State Street
Boston, MA 02109

Principal Underwriter
Eaton Vance Distributors, Inc.

The Eaton Vance Building
255 State Street
Boston, MA 02109
(617) 482-8260

Custodian
State Street Bank and Trust Company

200 Clarendon Street
Boston, MA 02116

Transfer Agent
PFPC Inc.

Attn: Eaton Vance Funds
P.O. Box 9653
Providence, RI 02940-9653
(800) 262-1122

Eaton Vance-Atlanta Capital SMID-Cap Fund
The Eaton Vance Building
255 State Street
Boston, MA 02109

This report must be preceded or accompanied by a current prospectus. Before investing, investors should consider carefully the Fund's investment objective(s), risks, and charges and expenses. The Fund's current prospectus contains this and other information about the Fund and is available through your financial advisor. Please read the prospectus carefully before you invest or send money. For further information please call 1-800-225-6265.

1452-5/08  ASCSRC

Semiannual Report March 31, 2008

EATON VANCE-
ATLANTA
CAPITAL
LARGE-CAP
GROWTH
FUND

IMPORTANT NOTICES REGARDING PRIVACY,
DELIVERY OF SHAREHOLDER DOCUMENTS,
PORTFOLIO HOLDINGS AND PROXY VOTING

Privacy. The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy ("Privacy Policy") with respect to nonpublic personal information about its customers:

•  Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•  None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer's account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker/dealers.

•  Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•  We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Boston Management and Research, and Eaton Vance Distributors, Inc.

In addition, our Privacy Policy only applies to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer's account (i.e., fund shares) is held in the name of a third-party financial adviser/ broker-dealer, it is likely that only such adviser's privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures.

For more information about Eaton Vance's Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents. The Securities and Exchange Commission (the "SEC") permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called "householding" and it helps eliminate duplicate mailings to shareholders.

Eaton Vance, or your financial adviser, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial adviser, otherwise.

If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial adviser.

Your instructions that householding not apply to delivery of your Eaton Vance documents will be effective within 30 days of receipt by Eaton Vance or your financial adviser.

Portfolio Holdings. Each Eaton Vance Fund and its underlying Portfolio (if applicable) will file a schedule of its portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC's website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC's public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting. From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds' and Portfolios' Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12 month period ended June 30, without charge, upon request, by calling 1-800-262-1122. This description is also available on the SEC's website at www.sec.gov.

Eaton Vance-Atlanta Capital Large-Cap Growth Fund as of March 31, 2008

INVESTMENT UPDATE

Richard B. England, CFA Co-Portfolio Manager

Marilyn Robinson Irvin, CFA
Co-Portfolio Manager

William R, Hackney,
III, CFA
Co-Portfolio Manager

Paul J. Marshall, CFA
Co-Portfolio Manager

Economic and Market Conditions

•      The U.S. stock markets posted sharp declines over the six months ended March 31, 2008, as fears about the economy and the crisis in the credit markets worsened. This was the first time since the 3rd quarter of 2002 that investors witnessed two consecutive quarterly declines in the S&P 500 Index (the “Index”). The “odd couple” sectors of consumer staples and materials posted the best returns among the 10 economic sectors that make up the Index. Both sectors tend to benefit from a weak U.S. dollar, which set record lows on the world currency markets during March 2008. Consumer staples returned 1.3% for the six-month period, the only sector within the Index to post a positive return. The materials sector returned -2.9%.(2)

•      Not surprisingly, the worst return for the period was in the financials sector. The concerns about the housing industry that began in early 2007 spiraled into a financial crisis that was felt around the globe. The damage to the financials sector was substantial.

Management Discussion

•      The Fund’s Class A shares posted a total return of -7.85% for the six months ended March 31, 2008.(1) Stock selection was the primary reason the Fund outperformed its primary benchmark, the S&P 500 Index, and its secondary benchmark, the Russell 1000 Growth Index. The Fund currently invests in Large- Cap Portfolio (the “Portfolio”), a separate registered investment company with the same objective and policies as the Fund (long-term capital growth). The Portfolio strives to invest in seasoned, high-quality companies with long-term track records of consistent earnings growth.

•      The Portfolio maintained representation in eight of the ten sectors that make up the S&P 500 Index and outperformed the benchmark in six of the eight sectors. Over the course of the six-month period, management reduced the Portfolio’s holdings in both U.S. banks and brokers; consequently, the financials sector posted the Fund’s best relative performance in terms of stock selection, as a result of having less exposure to some of the Index’s worst-performing names. Sector weighting also benefited performance, as the Portfolio was under- weighted in the underperforming financials sector.

•      The financial crisis sparked a flight-to-quality and increased investor emphasis on financially strong companies. The Fund’s quality orientation to investing benefited from this more cautious, less speculative environment.

Eaton Vance-Atlanta Capital Large-Cap Growth Fund Total Return Performance 9/30/07 – 3/31/08

Class A(1)	-7.85%
Class I(1)	-7.71
S&P 500 Index(2)	-12.46
Russell 1000 Growth Index(2)	-10.87
Lipper Large-Cap Core Funds Average(2)	-12.96

Please refer to Page 3 for additional performance information.

(1) These returns do not include the 5.75% maximum sales charge for Class A shares. If sales charges were deducted, the returns would be lower. Class I shares are offered to certain investors at net asset value. Absent an allocation of certain expenses to the administrator of the Fund and sub-adviser of the Portfolio, the returns would be lower.

(2) It is not possible to invest directly in an Index or a Lipper Classification. The Indices’ total returns do not reflect commissions or expenses that would have been incurred if an investor individually purchased or sold the securities represented in the Indices. The Lipper total return is the average total return, at net asset value, of the funds that are in the same Lipper Classification as the Fund.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than the quoted return. For performance as of the most recent month end, please refer to www.eatonvance.com.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

•                  As of March 31, 2008, the Portfolio was overweighted in the information technology, health care, consumer staples and consumer discretionary sectors, relative to the S&P 500 Index. The Portfolio was underweighted in the financials and energy sectors and had no representation in the telecommunication services and utilities sectors. Over the past six months, the Portfolio’s sector weightings in health care and financials increased by about 2.0% relative to their respective weight in the benchmark. Portfolio weightings decreased by almost 3.0% in industrials and by about 1.5% in materials.

•                  We are pleased to announced that effective February 1, 2008, Richard B. England, Managing Director of Equities at Atlanta Capital, became co-portfolio manager of the Portfolio. Prior to joining Atlanta Capital in 2004, Mr. England was a Senior Portfolio Manager with Putnam Investments. In other Fund news, a secondary benchmark index was added effective February 1, 2008: the Russell 1000 Growth Index.

The views expressed throughout this report are those of the portfolio managers and are current only through the end of the period of the report as stated on the cover. These views are subject to change at any time based upon market or other conditions, and the investment adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on many factors, may not be relied on as an indication of trading intent on behalf of any Eaton Vance fund. Portfolio information provided in the report may not be representative of the Portfolio’s current or future investments and may change due to active management.

Eaton Vance-Atlanta Capital Large-Cap Growth Fund as of March 31, 2008

FUND PERFORMANCE

Fund Performance* Share Class Symbol	Class A EAALX	Class I EILGX

Average Annual Total Returns (at net asset value)
Six Months	-7.85%	-7.71%
One Year	4.05	4.38
Five Years	N.A.	9.95
Life of Fund†	5.91	3.76

SEC Average Annual Total Returns (including sales charge or applicable CDSC)
Six Months	-13.16%	-7.71%
One Year	-1.93	4.38
Five Years	N.A.	9.95
Life of Fund†	4.47	3.76

†	Inception Dates – Class A: 11/28/03; Class I: 4/30/02

*

Average Annual Total Returns do not include the 5.75% maximum sales charge for Class A shares. If sales charges were deducted, the returns would be lower. Absent an allocation of certain expenses to the administrator of the Fund and sub-adviser of the Portfolio, the returns would be lower. SEC Average Annual Total Returns for Class A reflect the maximum 5.75% sales charge. Class I shares are offered to certain investors at net asset value.

Total Annual Operating Expenses††	Class A	Class I

Gross Expense Ratio	1.39%	1.14%
Net Expense Ratio	1.25	1.00

††

Source: Prospectus dated 2/1/08. Net expense ratio reflects a contractual expense reimbursement which may be changed or terminated after January 31, 2009, subject to Trustee approval. Without this reimbursement, performance would have been lower.

Portfolio Composition

Sector Weightings**

By net assets

** As a percentage of the Portfolio’s net assets as of 3/31/08.

Top Ten Holdings***

By net assets

Cisco Systems, Inc.	3.2%
Microsoft Corp.	3.1
Genentech, Inc.	3.0
General Electric Co.	2.9
Procter & Gamble Co.	2.8
Abbott Laboratories	2.7
CVS Caremark Corp.	2.6
Medtronic, Inc.	2.6
Apache Corp.	2.4
Air Products and Chemicals, Inc.	2.4

*** Top Ten Holdings represented 27.7% of the Portfolio’s net assets as of 3/31/08.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than the quoted return. Absent an expense limitation or waiver in effect for certain periods, performance would have been lower. For performance as of the most recent month end, please refer to www.eatonvance.com.

Eaton Vance-Atlanta Capital Large-Cap Growth Fund as of March 31, 2008

FUND EXPENSES

Example: As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (October 1, 2007 – March 31, 2008).

Actual Expenses: The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes: The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual return of the Fund. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Eaton Vance-Atlanta Capital Large-Cap Growth Fund

	Beginning Account Value (10/1/07)	Ending Account Value (3/31/08)	Expenses Paid During Period* (10/1/07 – 3/31/08)
Actual
Class A	$1,000.00	$921.50	$6.00	**
Class I	$1,000.00	$922.90	$4.81	**
Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,018.80	$6.31	**
Class I	$1,000.00	$1,020.00	$5.05	**

*  Expenses are equal to the Fund's annualized expense ratio of 1.25% for Class A shares and 1.00% for Class I shares multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on September 30, 2007. The Example reflects the expenses of both the Fund and the Portfolio.

**  Absent an allocation of certain expenses to the administrator of the Fund and sub-adviser of the Portfolio, expenses would be higher.

Eaton Vance-Atlanta Capital Large-Cap Growth Fund as of March 31, 2008

FINANCIAL STATEMENTS (Unaudited)

Statement of Assets and Liabilities

As of March 31, 2008

Assets
Investment in Large-Cap Portfolio, at value (identified cost, $21,048,157)	$24,711,749
Receivable for Fund shares sold	2,373
Receivable from the administrator of the Fund and sub-adviser of the Portfolio	9,837
Total assets	$24,723,959
Liabilities
Payable to affiliate for distribution and service fees	$2,154
Payable for Fund shares redeemed	206
Payable to affiliate for Trustees' fees	11
Accrued expenses	17,791
Total liabilities	$20,162
Net Assets	$24,703,797
Sources of Net Assets
Paid-in capital	$20,156,545
Accumulated undistributed net realized gain from Portfolio (computed on the basis of identified cost)	868,085
Accumulated undistributed net investment income	15,575
Net unrealized appreciation from Portfolio (computed on the basis of identified cost)	3,663,592
Total	$24,703,797
Class A Shares
Net Assets	$10,226,177
Shares Outstanding	944,131
Net Asset Value and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$10.83
Maximum Offering Price Per Share (100 ÷ 94.25 of $10.83)	$11.49
Class I Shares
Net Assets	$14,477,620
Shares Outstanding	1,409,779
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$10.27
On sales of $50,000 or more, the offering price of Class A shares is reduced.

Statement of Operations

For the Six Months Ended
March 31, 2008

Investment Income
Dividends allocated from Portfolio	$161,260
Interest allocated from Portfolio	4,861
Expenses allocated from Portfolio	(111,723)
Net investment income from Portfolio	$54,398
Expenses
Trustees' fees and expenses	$100
Distribution and service fees Class A	13,966
Registration fees	16,254
Legal and accounting services	9,525
Transfer and dividend disbursing agent fees	6,757
Custodian fee	5,658
Printing and postage	2,656
Miscellaneous	2,444
Total expenses	$57,360
Deduct — Allocation of expenses to the administrator of the Fund and sub-adviser of the Portfolio	$28,128
Total expense reductions	$28,128
Net expenses	$29,232
Net investment income	$25,166
Realized and Unrealized Gain (Loss) from Portfolio
Net realized gain — Investment transactions (identified cost basis)	$1,007,897
Net realized gain	$1,007,897
Change in unrealized appreciation (depreciation) — Investments (identified cost basis)	$(3,062,421)
Net change in unrealized appreciation (depreciation)	$(3,062,421)
Net realized and unrealized loss	$(2,054,524)
Net decrease in net assets from operations	$(2,029,358)

See notes to financial statements

Eaton Vance-Atlanta Capital Large-Cap Growth Fund as of March 31, 2008

FINANCIAL STATEMENTS CONT'D

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended March 31, 2008 (Unaudited)	Year Ended September 30, 2007
From operations — Net investment income	$25,166	$52,082
Net realized gain from investment transactions	1,007,897	2,061,771
Net change in unrealized appreciation (depreciation) from investments	(3,062,421)	2,302,632
Net increase (decrease) in net assets from operations	$(2,029,358)	$4,416,485
Distributions to shareholders — From net investment income Class A	$(2,132)	$(13,144)
Class I	(45,737)	(52,733)
From net realized gain Class A	(910,017)	(798,176)
Class I	(1,226,279)	(908,193)
Total distributions to shareholders	$(2,184,165)	$(1,772,246)
Transactions in shares of beneficial interest — Proceeds from sale of shares Class A	$1,030,343	$1,822,300
Class I	2,285,811	4,523,432
Net asset value of shares issued to shareholders in payment of distributions declared Class A	882,895	791,605
Class I	1,227,683	940,803
Cost of shares redeemed Class A	(2,161,508)	(4,783,439)
Class I	(782,707)	(6,036,706)
Net increase (decrease) in net assets from Fund share transactions	$2,482,517	$(2,742,005)
Net decrease in net assets	$(1,731,006)	$(97,766)
Net Assets
At beginning of period	$26,434,803	$26,532,569
At end of period	$24,703,797	$26,434,803
Accumulated undistributed net investment income included in net assets
At end of period	$15,575	$38,278

See notes to financial statements

Eaton Vance-Atlanta Capital Large-Cap Growth Fund as of March 31, 2008

FINANCIAL STATEMENTS CONT'D

Financial Highlights

	Class A
	Six Months Ended March 31, 2008		Year Ended September 30,			Period Ended
	(Unaudited)(1)		2007(1)	2006(1)	2005(1)	September 30, 2004(1)(2)
Net asset value — Beginning of period	$12.760		$11.510	$11.220	$10.320	$10.000
Income (loss) from operations
Net investment income (loss)	$0.003		$0.006	$0.016	$0.044	$(0.004)
Net realized and unrealized gain (loss)	(0.907)		1.960	0.526	0.908	0.324
Total income (loss) from operations	$(0.904)		$1.966	$0.542	$0.952	$0.320
Less distributions
From net investment income	$(0.002)		$(0.012)	$—	$(0.027)	$—
From net realized gain	(1.024)		(0.704)	(0.252)	(0.025)	—
Total distributions	$(1.026)		$(0.716)	$(0.252)	$(0.052)	$—
Net asset value — End of period	$10.830		$12.760	$11.510	$11.220	$10.320
Total Return(3)	(7.85	)%(8)	17.79%	4.87%	9.23%	3.20	%(8)
Ratios/Supplemental Data
Net assets, end of period (000's omitted)	$10,226		$12,285	$13,150	$2,429	$3,993
Ratios (As a percentage of average daily net assets):
Expenses before custodian fee reduction(4)(5)(6)	1.25	%(7)	1.25%	1.25%	1.25%	1.25	%(7)
Net investment income (loss)	0.05	%(7)	0.05%	0.14%	0.40%	(0.04	)%(7)
Portfolio Turnover	30%		37%	46%	45%	35%

(1)  Net investment income (loss) per share was computed using average shares outstanding.

(2)  For the period from the start of business, November 28, 2003, to September 30, 2004.

(3)  Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(4)  Includes the Fund's share of its corresponding Portfolio's allocated expenses.

(5)  The investment adviser of the Portfolio waived a portion of its investment advisory fee and the administrator of the Fund subsidized certain operating expenses (equal to 0.24%, 0.14%, 0.17%, 0.07% and 0.08% of average daily net assets for the six months ended March 31, 2008, the years ended September 30, 2007, 2006 and 2005 and the period ended September 30, 2004, respectively). A portion of the waiver and subsidy was borne by the sub-adviser of the Portfolio. Absent this waiver and subsidy, total return would be lower.

(6)  Excludes the effect of custody fee credits, if any, of less than 0.005%.

(7)  Annualized.

(8)  Not annualized.

See notes to financial statements

Eaton Vance-Atlanta Capital Large-Cap Growth Fund as of March 31, 2008

FINANCIAL STATEMENTS CONT'D

Financial Highlights

	Class I
	Six Months Ended March 31, 2008		Year Ended September 30,
	(Unaudited)(1)		2007(1)	2006(1)	2005(1)	2004(1)	2003(1)
Net asset value — Beginning of period	$12.170		$11.010	$10.750	$9.900	$9.070	$7.400
Income (loss) from operations
Net investment income	$0.017		$0.035	$0.034	$0.064	$0.020	$0.020
Net realized and unrealized gain (loss)	(0.855)		1.870	0.511	0.862	0.829	1.660
Total income (loss) from operations	$(0.838)		$1.905	$0.545	$0.926	$0.849	$1.680
Less distributions
From net investment income	$(0.038)		$(0.041)	$(0.033)	$(0.051)	$(0.019)	$(0.010)
From net realized gain	(1.024)		(0.704)	(0.252)	(0.025)	—	—
Total distributions	$(1.062)		$(0.745)	$(0.285)	$(0.076)	$(0.019)	$(0.010)
Net asset value — End of period	$10.270		$12.170	$11.010	$10.750	$9.900	$9.070
Total Return(2)	(7.71	)%(7)	18.09%	5.12%	9.37%	9.36%	22.72%
Ratios/Supplemental Data
Net assets, end of period (000's omitted)	$14,478		$14,150	$13,383	$28,637	$28,079	$26,154
Ratios (As a percentage of average daily net assets):
Expenses before custodian fee reduction(3)(4)(5)	1.00	%(6)	1.00%	1.00%	1.00%	1.00%	1.00%
Net investment income	0.31	%(6)	0.31%	0.32%	0.61%	0.20%	0.24%
Portfolio Turnover	30%		37%	46%	45%	35%	34%

(1)  Net investment income per share was computed using average shares outstanding.

(2)  Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(3)  Includes the Fund's share of its corresponding Portfolio's allocated expenses.

(4)  The investment adviser of the Portfolio waived a portion of its investment advisory fee and the administrator of the Fund subsidized certain operating expenses (equal to 0.24%, 0.14%, 0.17%, 0.07%, 0.08% and 0.15% of average daily net assets for the six months ended March 31, 2008 and the years ended September 30, 2007, 2006, 2005, 2004 and 2003, respectively). A portion of the waiver and subsidy was borne by the sub-adviser of the Portfolio. Absent this waiver and subsidy, total return would be lower.

(5)  Excludes the effect of custody fee credits, if any, of less than 0.005%.

(6)  Annualized.

(7)  Not annualized.

See notes to financial statements

Eaton Vance-Atlanta Capital Large-Cap Growth Fund as of March 31, 2008

NOTES TO FINANCIAL STATEMENTS (Unaudited)

1  Significant Accounting Policies

Eaton Vance-Atlanta Capital Large-Cap Growth Fund (the Fund) is a diversified series of Eaton Vance Growth Trust (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund offers two classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class I shares are sold at net asset value and are not subject to a sales charge. Each class represents a pro-rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses and net investment income and losses, other than class-specific expenses, are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Each class of shares differs in its distribution plan and certain other class-specific expenses. The Fund invests all of its investable assets in interests in Large-Cap Portfolio (the Portfolio), a New York trust, having the same investment objective and policies as the Fund. The value of the Fund's investment in the Portfolio reflects the Fund's proportionate interest in the net assets of the Portfolio (99.9% at March 31, 2008). The performance of the Fund is directly affected by the performance of the Portfolio. The financial statements of the Portfolio, including the portfolio of investments, are included elsewhere in this report and should be read in conjunction with the Fund's financial statements.

The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America.

A  Investment Valuation — Valuation of securities by the Portfolio is discussed in Note 1A of the Portfolio's Notes to Financial Statements, which are included elsewhere in this report.

B  Income — The Fund's net investment income or loss consists of the Fund's pro-rata share of the net investment income or loss of the Portfolio, less all actual and accrued expenses of the Fund.

C  Federal Taxes — The Fund's policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary.

In June 2006, the Financial Accounting Standards Board (FASB) issued FASB Interpretation No. 48 (FIN 48), "Accounting for Uncertainty in Income Taxes – an interpretation of FASB Statement No. 109". FIN 48 clarifies the accounting for uncertainty in income taxes recognized in accordance with FASB Statement No. 109, "Accounting for Income Taxes". This interpretation prescribes a recognition threshold and measurement attribute for the financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return. It also provides guidance on de-recognition, classification, interest and penalties, accounting in interim periods, disclosure and transition. FIN 48 is effective on the last business day of the first required financial reporting period for fiscal years beginning after December 15, 2006. Management has concluded that as of March 31, 2008, there are no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. Each of the Fund's federal tax returns filed in the 3-year period ended September 30, 2007 remains subject to examination by the Internal Revenue Service.

D  Expenses — The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

E  Expense Reduction — State Street Bank and Trust Company (SSBT) serves as custodian of the Fund. Pursuant to the custodian agreement, SSBT receives a fee reduced by credits, which are determined based on the average daily cash balance the Fund maintains with SSBT. All credit balances, if any, used to reduce the Fund's custodian fees are reported as a reduction of expenses in the Statement of Operations.

F  Use of Estimates — The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

G  Indemnifications — Under the Trust's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising

Eaton Vance-Atlanta Capital Large-Cap Growth Fund as of March 31, 2008

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D

out of the performance of their duties to the Fund, and shareholders are indemnified against personal liability for the obligations of the Trust. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

H  Other — Investment transactions are accounted for on a trade date basis. Dividends to shareholders are recorded on the ex-dividend date.

I  Interim Financial Statements — The interim financial statements relating to March 31, 2008 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund's management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2  Distributions to Shareholders

It is the present policy of the Fund to make at least one distribution annually (normally in December) of all or substantially all of its net investment income and to distribute annually all or substantially all of its net realized capital gains (reduced by available capital loss carryforwards from prior years, if any). Distributions are declared separately for each class of shares. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of the Fund at the net asset value as of the ex-dividend date or, at the election of the shareholder, receive distributions in cash. The Fund distinguishes between distributions on a tax basis and a financial reporting basis. Accounting principles generally accepted in the United States of America require that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital.

3  Transactions with Affiliates

Eaton Vance Management (EVM) serves as the administrator to the Fund, but receives no compensation. For the six months ended March 31, 2008, EVM and the sub-adviser of the Portfolio, Atlanta Capital Management Company, LLC (Atlanta Capital), have agreed to reimburse the Fund's operating expenses (excluding the investment adviser fee and distribution and service fees) to the extent that they exceed 0.35% annually of the Fund's average daily net assets. This agreement may be changed or terminated after January 31, 2009, subject to Trustee approval. Pursuant to this agreement, EVM and Atlanta Capital were allocated $10,818 and $17,310, respectively, of the Fund's operating expenses for the six months ended March 31, 2008. The Portfolio has engaged Boston Management and Research (BMR), a subsidiary of EVM, to render investment advisory services. See Note 2 of the Portfolio's Notes to Financial Statements which are included elsewhere in this report. EVM serves as the sub-transfer agent of the Fund and receives from the transfer agent an aggregate fee based upon the actual expenses incurred by EVM in the performance of these services. For the six months ended March 31, 2008, EVM received $194 in sub-transfer agent fees. The Fund was informed that Eaton Vance Distributors, Inc. (EVD), an affiliate of EVM and the Fund's principal underwriter, received $1,605 from the Fund as its portion of the sales charge on sales of Class A shares for the six months ended March 31, 2008. EVD also received distribution and service fees from Class A shares (see Note 4).

Except for Trustees of the Fund and the Portfolio who are not members of EVM's or BMR's organizations, officers and Trustees receive remuneration for their services to the Fund out of the investment adviser fee. Certain officers and Trustees of the Fund and the Portfolio are officers of the above organizations.

4  Distribution Plan

The Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. The Class A Plan provides that the Fund will pay EVD a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued to EVD for the six months ended March 31, 2008 amounted to $13,966 for Class A shares.

5  Contingent Deferred Sales Charges

Class A shares may be subject to a 1% CDSC if redeemed within 18 months of purchase (depending on the circumstances of purchase). Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gains distributions. No CDSC is levied on shares which have been sold to EVM or its affiliates or to their respective employees or clients and may be waived under certain other limited conditions. The Fund was informed that EVD received no CDSCs paid by Class A shareholders for the six months ended March 31, 2008.

Eaton Vance-Atlanta Capital Large-Cap Growth Fund as of March 31, 2008

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D

6  Investment Transactions

For the six months ended March 31, 2008, increases and decreases in the Fund's investment in the Portfolio aggregated $3,315,997 and $3,070,654, respectively.

7  Shares of Beneficial Interest

The Fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares were as follows:

Class A Six Months Ended March 31, 2008	Year Ended (Unaudited)	September 30, 2007
Sales	89,643	154,520
Issued to shareholders electing to receive payments of distributions in Fund shares	73,697	69,075
Redemptions	(182,184)	(403,224)
Net decrease	(18,844)	(179,629)
Class I	Six Months Ended March 31, 2008 (Unaudited)	Year Ended September 30, 2007
Sales	208,451	406,672
Issued to shareholders electing to receive payments of distributions in Fund shares	108,166	86,233
Redemptions	(69,653)	(545,655)
Net increase (decrease)	246,964	(52,750)

8  Recently Issued Accounting Pronouncements

In September 2006, the FASB issued Statement of Financial Accounting Standards No. 157 (FAS 157), "Fair Value Measurements". FAS 157 defines fair value, establishes a framework for measuring fair value in accordance with generally accepted accounting principles and expands disclosure about fair value measurements. FAS 157 is effective for fiscal years beginning after November 15, 2007. As of March 31, 2008, management does not believe the adoption of FAS 157 will impact the amounts reported in the financial statements; however, additional disclosures may be required about the inputs used to develop the measurements of fair value and the effect of certain of the measurements on changes in net assets for the period.

Large-Cap Portfolio as of March 31, 2008

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 98.5%
Security	Shares	Value
Air Freight & Logistics — 1.3%
Expeditors International of Washington, Inc.	7,000	$316,260
		$316,260
Beverages — 3.1%
Coca-Cola Co. (The)	6,500	$395,655
PepsiCo, Inc.	5,000	361,000
		$756,655
Biotechnology — 3.0%
Genentech, Inc.(1)	9,000	$730,620
		$730,620
Capital Markets — 7.7%
Bank of New York Mellon Corp. (The)	12,235	$510,567
Charles Schwab Corp. (The)	20,000	376,600
Goldman Sachs Group, Inc.	1,600	264,624
SEI Investments Co.	14,000	345,660
T. Rowe Price Group, Inc.	8,000	400,000
		$1,897,451
Chemicals — 2.4%
Air Products and Chemicals, Inc.	6,500	$598,000
		$598,000
Communications Equipment — 3.2%
Cisco Systems, Inc.(1)	33,000	$794,970
		$794,970
Computer Peripherals — 7.3%
Apple, Inc.(1)	2,600	$373,100
Hewlett-Packard Co.	9,500	433,770
International Business Machines Corp.	5,000	575,700
NetApp, Inc.(1)	21,000	421,050
		$1,803,620
Construction & Engineering — 1.2%
Jacobs Engineering Group, Inc.(1)	4,000	$294,360
		$294,360

Security	Shares	Value
Consumer Finance — 1.2%
American Express Co.	7,000	$306,040
		$306,040
Electrical Equipment — 1.9%
Emerson Electric Co.	9,000	$463,140
		$463,140
Energy Equipment & Services — 5.4%
FMC Technologies, Inc.(1)	5,500	$312,895
National-Oilwell Varco, Inc.(1)	8,500	496,230
Schlumberger, Ltd.	6,000	522,000
		$1,331,125
Food & Staples Retailing — 6.4%
CVS Caremark Corp.	16,000	$648,160
Sysco Corp.	14,000	406,280
Wal-Mart Stores, Inc.	10,000	526,800
		$1,581,240
Health Care Equipment & Supplies — 7.0%
DENTSPLY International, Inc.	10,000	$386,000
Medtronic, Inc.	13,000	628,810
St. Jude Medical, Inc.(1)	7,500	323,925
Varian Medical Systems, Inc.(1)	8,500	398,140
		$1,736,875
Health Care Providers & Services — 1.2%
Laboratory Corp. of America Holdings(1)	4,000	$294,720
		$294,720
Hotels, Restaurants & Leisure — 1.5%
International Game Technology	9,000	$361,890
		$361,890
Household Products — 2.8%
Procter & Gamble Co.	10,000	$700,700
		$700,700

See notes to financial statements

Large-Cap Portfolio as of March 31, 2008

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

Security	Shares	Value
Industrial Conglomerates — 4.7%
General Electric Co.	19,000	$703,190
Textron, Inc.	8,500	471,070
		$1,174,260
Insurance — 2.4%
AFLAC, Inc.	9,000	$584,550
		$584,550
Internet Software & Services — 1.4%
Google, Inc., Class A(1)	800	$352,376
		$352,376
IT Services — 2.2%
Automatic Data Processing, Inc.	10,000	$423,900
Cognizant Technology Solutions Corp.(1)	4,000	115,320
		$539,220
Life Sciences Tools & Services — 1.4%
Pharmaceutical Product Development, Inc.	8,000	$335,200
		$335,200
Machinery — 3.1%
Deere & Co.	5,000	$402,200
Dover Corp.	9,000	376,020
		$778,220
Media — 3.0%
Omnicom Group, Inc.	9,000	$397,620
Walt Disney Co.	11,000	345,180
		$742,800
Multiline Retail — 1.6%
Kohl's Corp.(1)	9,000	$386,010
		$386,010
Oil, Gas & Consumable Fuels — 5.9%
Apache Corp.	5,000	$604,100
EOG Resources, Inc.	4,500	540,000
Marathon Oil Corp.	7,000	319,200
		$1,463,300

Security	Shares	Value
Pharmaceuticals — 4.4%
Abbott Laboratories	12,000	$661,800
Merck & Co., Inc.	11,000	417,450
		$1,079,250
Semiconductors & Semiconductor Equipment — 3.9%
Intel Corp.	16,000	$338,880
Linear Technology Corp.	11,500	352,935
Texas Instruments, Inc.	10,000	282,700
		$974,515
Software — 4.5%
Citrix Systems, Inc.(1)	12,000	$351,960
Microsoft Corp.	27,000	766,260
		$1,118,220
Specialty Retail — 1.6%
Staples, Inc.	18,000	$397,980
		$397,980
Textiles, Apparel & Luxury Goods — 1.8%
Nike, Inc., Class B	6,500	$442,000
		$442,000
Total Common Stocks (identified cost $20,659,274)		$24,335,567
Total Investments — 98.5% (identified cost $20,659,274)		$24,335,567
Other Assets, Less Liabilities — 1.5%		$376,293
Net Assets — 100.0%		$24,711,860

(1)  Non-income producing security.

See notes to financial statements

Large-Cap Portfolio as of March 31, 2008

FINANCIAL STATEMENTS (Unaudited)

Statement of Assets and Liabilities

As of March 31, 2008

Assets
Investments, at value (identified cost, $20,659,274)	$24,335,567
Cash	380,734
Dividends and interest receivable	38,517
Total assets	$24,754,818
Liabilities
Payable to affiliate for investment adviser fee	$12,769
Payable to affiliate for Trustees' fees	111
Accrued expenses	30,078
Total liabilities	$42,958
Net Assets applicable to investors' interest in Portfolio	$24,711,860
Sources of Net Assets
Net proceeds from capital contributions and withdrawals	$21,035,567
Net unrealized appreciation (computed on the basis of identified cost)	3,676,293
Total	$24,711,860

Statement of Operations

For the Six Months Ended
March 31, 2008

Investment Income
Dividends	$161,260
Interest	4,861
Total investment income	$166,121
Expenses
Investment adviser fee	$82,544
Trustees' fees and expenses	999
Custodian fee	15,076
Legal and accounting services	13,977
Miscellaneous	1,076
Total expenses	$113,672
Deduct — Reduction of investment adviser fee	$1,946
Reduction of custodian fee	2
Total expense reductions	$1,948
Net expenses	$111,724
Net investment income	$54,397
Realized and Unrealized Gain (Loss)
Net realized gain — Investment transactions (identified cost basis)	$1,011,764
Net realized gain	$1,011,764
Change in unrealized appreciation (depreciation) — Investments (identified cost basis)	$(3,066,296)
Net change in unrealized appreciation (depreciation)	$(3,066,296)
Net realized and unrealized loss	$(2,054,532)
Net decrease in net assets from operations	$(2,000,135)

See notes to financial statements

Large-Cap Portfolio as of March 31, 2008

FINANCIAL STATEMENTS CONT'D

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended March 31, 2008 (Unaudited)	Year Ended September 30, 2007
From operations — Net investment income	$54,397	$121,700
Net realized gain from investment transactions	1,011,764	2,068,339
Net change in unrealized appreciation (depreciation) from investments	(3,066,296)	2,307,798
Net increase (decrease) in net assets from operations	$(2,000,135)	$4,497,837
Capital transactions — Contributions	$3,315,997	$6,345,547
Withdrawals	(3,070,654)	(11,011,800)
Net increase (decrease) in net assets from capital transactions	$245,343	$(4,666,253)
Net decrease in net assets	$(1,754,792)	$(168,416)
Net Assets
At beginning of period	$26,466,652	$26,635,068
At end of period	$24,711,860	$26,466,652

See notes to financial statements

Large-Cap Portfolio as of March 31, 2008

FINANCIAL STATEMENTS CONT'D

Supplementary Data

	Six Months Ended March 31, 2008		Year Ended September 30,
	(Unaudited)		2007	2006	2005	2004	2003
Ratios/Supplemental Data
Ratios (As a percentage of average daily net assets):
Expenses before custodian fee reduction(1)(2)	0.88	%(3)	0.86%	0.87%	0.83%	0.83%	0.80%
Net investment income	0.43	%(3)	0.44%	0.48%	0.78%	0.37%	0.44%
Portfolio Turnover	30%		37%	46%	45%	35%	34%
Total Return	(7.69	%)(4)	18.25%	5.25%	9.53%	9.55%	22.95%
Net assets, end of period (000's omitted)	$24,712		$26,467	$26,635	$31,167	$32,127	$29,536

(1)  The investment adviser waived a portion of its investment advisory fee (equal to 0.02%, 0.01%, 0.01%, less than 0.01%, less than 0.01% and 0.04% of average daily net assets for the six months ended March 31, 2008 and the years ended September 30, 2007, 2006, 2005, 2004 and 2003, respectively). A portion of the waiver was borne by the sub-adviser. Absent this waiver, total return would be lower.

(2)  Excludes the effect of custody fee credits, if any, of less than 0.005%.

(3)  Annualized.

(4)  Not annualized.

See notes to financial statements

Large-Cap Portfolio as of March 31, 2008

NOTES TO FINANCIAL STATEMENTS (Unaudited)

1  Significant Accounting Policies

Large-Cap Portfolio (the Portfolio) is a New York trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a diversified, open-end management investment company. The Portfolio's investment objective is to achieve long-term capital growth by investing in a diversified selection of common stocks of companies having market capitalizations that rank in the top 1,000 U.S. companies (large company stocks), emphasizing quality growth companies with a demonstrated record of consistent earnings growth. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. At March 31, 2008, Eaton Vance-Atlanta Capital Large-Cap Growth Fund held a 99.9% interest in the Portfolio.

The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States of America.

A  Investment Valuation — Equity securities listed on a U.S. securities exchange generally are valued at the last sale price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and asked prices therefore on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ Global or Global Select Market generally are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and asked prices or, in the case of preferred equity securities that are not listed or traded in the over-the-counter market, by an independent pricing service. Short-term debt securities with a remaining maturity of sixty days or less are valued at amortized cost, which approximates market value. If short-term debt securities are acquired with a remaining maturity of more than sixty days, they will be valued by a pricing service. Other fixed income and debt securities, including listed securities and securities for which price quotations are available, will normally be valued on the basis of valuations furnished by a pricing service. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by an independent quotation service. The daily valuation of exchange-traded foreign securities generally is determined as of the close of trading on the principal exchange on which such securities trade. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities that meet certain criteria, the Trustees have approved the use of a fair value service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities. Investments for which valuations or market quotations are not readily available are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Portfolio considering relevant factors, data and information including the market value of freely tradable securities of the same class in the principal market on which such securities are normally traded.

B  Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

C  Income — Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount.

D  Federal Taxes — The Portfolio has elected to be treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes on its share of taxable income. Since at least one of the Portfolio's investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate, at least annually among its investors, each investor's distributive share of the Portfolio's net investment income, net realized capital gains and any other items of income, gain, loss, deduction or credit.

In June 2006, the Financial Accounting Standards Board (FASB) issued FASB Interpretation No. 48 (FIN 48), "Accounting for Uncertainty in Income Taxes – an interpretation of FASB Statement No. 109". FIN 48 clarifies the accounting for uncertainty in income taxes recognized in accordance with FASB Statement No. 109, "Accounting for Income Taxes". This interpretation prescribes a

Large-Cap Portfolio as of March 31, 2008

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D

recognition threshold and measurement attribute for the financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return. It also provides guidance on de-recognition, classification, interest and penalties, accounting in interim periods, disclosure and transition. FIN 48 is effective on the last business day of the first required financial reporting period for fiscal years beginning after December 15, 2006. Management has concluded that as of March 31, 2008, there are no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. Each of the Portfolio's federal tax returns filed in the 3-year period ended September 30, 2007 remains subject to examination by the Internal Revenue Service.

E  Expense Reduction — State Street Bank and Trust Company (SSBT) serves as custodian of the Portfolio. Pursuant to the custodian agreement, SSBT receives a fee reduced by credits, which are determined based on the average daily cash balance the Portfolio maintains with SSBT. All credit balances, if any, used to reduce the Portfolio's custodian fees are reported as a reduction of expenses in the Statement of Operations.

F  Use of Estimates — The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

G  Indemnifications — Under the Portfolio's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Portfolio. Interestholders in the Portfolio are jointly and severally liable for the liabilities and obligations of the Portfolio in the event that the Portfolio fails to satisfy such liabilities and obligations; provided, however, that, to the extent assets are available in the Portfolio, the Portfolio may, under certain circumstances, indemnify interestholders from and against any claim or liability to which such holder may become subject by reason of being or having been an interestholder in the Portfolio. Additionally, in the normal course of business, the Portfolio enters into agreements with service providers that may contain indemnification clauses. The Portfolio's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred.

H  Interim Financial Statements — The interim financial statements relating to March 31, 2008 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Portfolio's management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2  Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Boston Management and Research (BMR), a subsidiary of Eaton Vance Management (EVM), as compensation for management and investment advisory services rendered to the Portfolio. The fee is computed at an annual rate of 0.65% of the Portfolio's average daily net assets up to $500 million and at reduced rates as daily net assets exceed that level, and is payable monthly. Pursuant to a sub-advisory agreement, BMR pays Atlanta Capital Management Company, LLC (Atlanta Capital), an affiliate of EVM, a portion of its advisory fee for sub-advisory services provided to the Portfolio. For the six months ended March 31, 2008, the adviser fee was 0.65% (annualized) of the Portfolio's average daily net assets and amounted to $82,544. BMR has also agreed to reduce the investment adviser fee by an amount equal to that portion of commissions paid to broker dealers in execution of security transactions attributed to the Portfolio that is consideration for third-party research services. For the six months ended March 31, 2008, BMR waived $1,946 of its adviser fee. Atlanta Capital, in turn, waived $1,946 of its sub-advisory fee.

Except for Trustees of the Portfolio who are not members of EVM's or BMR's organizations, officers and Trustees receive remuneration for their services to the Portfolio out of the investment adviser fee. Trustees of the Portfolio who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended March 31, 2008, no significant amounts have been deferred. Certain officers and Trustees of the Portfolio are officers of the above organizations.

3  Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations, aggregated $7,756,209 and $7,618,727, respectively, for the six months ended March 31, 2008.

Large-Cap Portfolio as of March 31, 2008

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D

4  Federal Income Tax Basis of Unrealized Appreciation (Depreciation)

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at March 31, 2008, as determined on a federal income tax basis, were as follows:

Aggregate cost	$20,694,139
Gross unrealized appreciation	$4,570,977
Gross unrealized depreciation	(929,549)
Net unrealized appreciation	$3,641,428

5  Line of Credit

The Portfolio participates with other portfolios and funds managed by EVM and its affiliates in a $200 million unsecured line of credit agreement with a group of banks. Borrowings are made by the Portfolio solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to the Portfolio based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.07% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. The Portfolio did not have any significant borrowings or allocated fees during the six months ended March 31, 2008.

6  Recently Issued Accounting Pronouncement

In September 2006, the FASB issued Statement of Financial Accounting Standards No. 157 (FAS 157), "Fair Value Measurements". FAS 157 defines fair value, establishes a framework for measuring fair value in accordance with generally accepted accounting principles and expands disclosure about fair value measurements. FAS 157 is effective for fiscal years beginning after November 15, 2007. As of March 31, 2008, management does not believe the adoption of FAS 157 will impact the amounts reported in the financial statements; however, additional disclosures may be required about the inputs used to develop the measurements of fair value and the effect of certain of the measurements on changes in net assets for the period.

Eaton Vance-Atlanta Capital Large-Cap Growth Fund

BOARD OF TRUSTEES' ANNUAL APPROVAL OF THE INVESTMENT ADVISORY AGREEMENT

Overview of the Contract Review Process

The Investment Company Act of 1940, as amended (the "1940 Act"), provides, in substance, that each investment advisory agreement between a fund and its investment adviser will continue in effect from year to year only if its continuance is approved at least annually by the fund's board of trustees, including by a vote of a majority of the trustees who are not "interested persons" of the fund ("Independent Trustees"), cast in person at a meeting called for the purpose of considering such approval.

At a meeting of the Boards of Trustees (each a "Board") of the Eaton Vance group of mutual funds (the "Eaton Vance Funds") held on April 23, 2007, the Board, including a majority of the Independent Trustees, voted to approve continuation of existing advisory and sub-advisory agreements for the Eaton Vance Funds for an additional one-year period. In voting its approval, the Board relied upon the affirmative recommendation of the Special Committee of the Board, which is a committee comprised exclusively of Independent Trustees. Prior to making its recommendation, the Special Committee reviewed information furnished for a series of meetings of the Special Committee held in February, March and April 2007. Such information included, among other things, the following:

Information about Fees, Performance and Expenses

•  An independent report comparing the advisory and related fees paid by each fund with fees paid by comparable funds;

•  An independent report comparing each fund's total expense ratio and its components to comparable funds;

•  An independent report comparing the investment performance of each fund to the investment performance of comparable funds over various time periods;

•  Data regarding investment performance in comparison to relevant peer groups of funds and appropriate indices;

•  Comparative information concerning fees charged by each adviser for managing other mutual funds and institutional accounts using investment strategies and techniques similar to those used in managing the fund;

•  Profitability analyses for each adviser with respect to each fund;

Information about Portfolio Management

•  Descriptions of the investment management services provided to each fund, including the investment strategies and processes employed;

•  Information concerning the allocation of brokerage and the benefits received by each adviser as a result of brokerage allocation, including information concerning the acquisition of research through "soft dollar" benefits received in connection with the funds' brokerage, and the implementation of a soft dollar reimbursement program established with respect to the funds;

•  Data relating to portfolio turnover rates of each fund;

•  The procedures and processes used to determine the fair value of fund assets and actions taken to monitor and test the effectiveness of such procedures and processes;

Information about each Adviser

•  Reports detailing the financial results and condition of each adviser;

•  Descriptions of the qualifications, education and experience of the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and information relating to their compensation and responsibilities with respect to managing other mutual funds and investment accounts;

•  Copies of the Codes of Ethics of each adviser and its affiliates, together with information relating to compliance with and the administration of such codes;

•  Copies of or descriptions of each adviser's proxy voting policies and procedures;

•  Information concerning the resources devoted to compliance efforts undertaken by each adviser and its affiliates on behalf of the funds (including descriptions of various compliance programs) and their record of compliance with investment policies and restrictions, including policies with respect to market-timing, late trading and selective portfolio disclosure, and with policies on personal securities transactions;

•  Descriptions of the business continuity and disaster recovery plans of each adviser and its affiliates;

Other Relevant Information

•  Information concerning the nature, cost and character of the administrative and other non-investment management services provided by Eaton Vance Management and its affiliates;

•  Information concerning management of the relationship with the custodian, subcustodians and fund accountants by each adviser or the funds' administrator; and

•  The terms of each advisory agreement.

Eaton Vance-Atlanta Capital Large-Cap Growth Fund

BOARD OF TRUSTEES' ANNUAL APPROVAL OF THE INVESTMENT ADVISORY AGREEMENT CONT'D

In addition to the information identified above, the Special Committee considered information provided from time to time by each adviser throughout the year at meetings of the Board and its committees. Over the course of the twelve-month period ended April 30, 2007, the Board met ten times and the Special Committee, the Audit Committee and the Governance Committee, each of which is a Committee comprised solely of Independent Trustees, met twelve, fourteen and eight times, respectively. At such meetings, the Trustees received, among other things, presentations by the portfolio managers and other investment professionals of each adviser relating to the investment performance of each fund and the investment strategies used in pursuing the fund's investment objective.

For funds that invest through one or more underlying portfolios, the Board considered similar information about the portfolio(s) when considering the approval of advisory agreements. In addition, in cases where the fund's investment adviser has engaged a sub-adviser, the Board considered similar information about the sub-adviser when considering the approval of any sub-advisory agreement.

The Special Committee was assisted throughout the contract review process by Goodwin Procter LLP, legal counsel for the Independent Trustees. The members of the Special Committee relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating each advisory and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each advisory and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Special Committee may have placed varying emphasis on particular factors in reaching conclusions with respect to each advisory and sub-advisory agreement.

Results of the Process

Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Special Committee concluded that the continuance of the investment advisory agreement of Large Cap Portfolio (the "Portfolio"), the underlying Portfolio in which Eaton Vance-Atlanta Capital Large-Cap Growth Fund (the "Fund") invests, with Boston Management and Research (the "Adviser") and the sub-advisory agreement with Atlanta Capital Management Company, LLC (the "Sub-adviser"), including their fee structures, is in the interests of shareholders and, therefore, the Special Committee recommended to the Board approval of the agreements. The Board accepted the recommendation of the Special Committee as well as the factors considered and conclusions reached by the Special Committee with respect to the agreements. Accordingly, the Board, including a majority of the Independent Trustees, voted to approve continuation of the investment advisory and sub-advisory agreements for the Portfolio.

Nature, Extent and Quality of Services

In considering whether to approve the investment advisory and sub-advisory agreements of the Portfolio, the Board evaluated the nature, extent and quality of services provided to the Portfolio by the Adviser and the Sub-adviser.

The Board considered the Adviser's and the Sub-adviser's management capabilities and investment process with respect to the types of investments held by the Portfolio, including the education, experience and number of its investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Portfolio and whose responsibilities include supervising the Sub-adviser. The Board also took into account the resources dedicated to portfolio management and other services, including the compensation paid to recruit and retain investment personnel, and the time and attention devoted to the Fund by senior management. With respect to the Sub-adviser, the Board took into account the resources available to the Sub-adviser in fulfilling its duties under the sub-advisory agreement and the Sub-adviser's experience in managing equity portfolios.

The Board reviewed the compliance programs of the Adviser and its affiliates, including the Sub-adviser. Among other matters, the Board considered compliance and reporting matters relating to personal trading by investment personnel, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also evaluated the responses of the Adviser and its affiliates to requests from regulatory authorities such as the Securities and Exchange Commission and the National Association of Securities Dealers.

The Board considered shareholder and other administrative services provided or managed by Eaton Vance Management and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large family of funds, including the ability, in many cases, to exchange an investment among different funds without incurring additional sales charges.

After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by the Adviser and Sub-adviser, taken as a whole, are appropriate and consistent with the terms of the investment advisory and investment sub-advisory agreements.

Eaton Vance-Atlanta Capital Large-Cap Growth Fund

BOARD OF TRUSTEES' ANNUAL APPROVAL OF THE INVESTMENT ADVISORY AGREEMENT CONT'D

Fund Performance

The Board compared the Fund's investment performance to a relevant universe of similarly managed funds identified by an independent data provider and appropriate benchmark indices. The Board reviewed comparative performance data for the year ended September 30, 2006 for the Fund. The Board noted that, unlike many other funds in its peer group, the Fund is managed by the Sub-adviser with an emphasis on higher quality growth companies. The Board also reviewed information provided by the Sub-adviser concerning the relative performance of the Fund compared with other mutual funds that focus on higher quality growth companies. The Board concluded that the performance of the Fund was satisfactory.

Management Fees and Expenses

The Board reviewed contractual investment advisory fee rates, including any administrative fee rates, payable by the Portfolio and by the Fund (referred to collectively as "management fees"). As part of its review, the Board considered the Portfolio's management fees and the Fund's total expense ratio for the year ended September 30, 2006, as compared to a group of similarly managed funds selected by an independent data provider. The Board considered the fact that the Adviser had waived fees and/or paid expenses of the Fund.

After reviewing the foregoing information, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded with respect to the Portfolio and the Fund that the management fees charged to the Portfolio and the Fund for advisory and related services and the total expense ratio of the Fund are reasonable.

Profitability

The Board reviewed the level of profits realized by the Adviser and its affiliates, including the Sub-adviser, in providing investment advisory and administrative services to the Fund and the Portfolio and to all Eaton Vance Funds as a group. The Board considered the level of profits realized without regard to revenue sharing or other payments by the Adviser and its affiliates to third parties in respect of distribution services. The Board also considered other direct or indirect benefits received by the Adviser and its affiliates, including the Sub-adviser, in connection with its relationship with the Portfolio, including the benefits of research services that may be available to the Adviser or the Sub-adviser as a result of securities transactions effected for the Portfolio and other investment advisory clients.

The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by the Adviser and its affiliates, including the Sub-adviser, are reasonable.

Economies of Scale

In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, including the Sub-adviser, on the one hand, and the Fund, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from the economies of scale with respect to the management of any specific fund or group of funds. The Board reviewed data summarizing the increases and decreases in the assets of the Fund and of all Eaton Vance Funds as a group over various time periods, and evaluated the extent to which the total expense ratio of the Fund and the profitability of the Adviser and its affiliates, including the Sub-adviser, may have been affected by such increases or decreases. Based upon the foregoing, the Board concluded that the benefits from economies of scale are currently being shared equitably by the Adviser and its affiliates, including the Sub-adviser, and the Fund. The Board also concluded that, assuming reasonably foreseeable increases in the assets of the Portfolio, the structure of the advisory fee, which includes breakpoints at several asset levels, can be expected to cause the Adviser and its affiliates, including the Sub-adviser, and the Fund to continue to share such benefits equitably.

Eaton Vance-Atlanta Capital Large-Cap Growth Fund

INVESTMENT MANAGEMENT

Eaton Vance-Atlanta Capital Large-Cap Growth Fund

Officers Thomas E. Faust Jr. Trustee and President Barbara E. Campbell Treasurer Maureen A. Gemma Secretary Paul M. O'Neil Chief Compliance Officer John E. Pelletier Chief Legal Officer	Trustees Ralph F. Verni Chairman Benjamin C. Esty Allen R. Freedman William H. Park Ronald A. Pearlman Norton H. Reamer Heidi L. Steiger Lynn A. Stout

Large-Cap Portfolio

Officers
Duncan W. Richardson
President
Thomas E. Faust Jr.
Trustee and Vice President
Richard B. England
Vice President
William R. Hackney, III
Vice President
Marilyn Robinson Irvin
Vice President
Paul J. Marshall
Vice President
Barbara E. Campbell
Treasurer
Maureen A. Gemma
Secretary
Paul M. O'Neil
Chief Compliance Officer
John E. Pelletier
Chief Legal Officer	Trustees Ralph F. Verni Chairman Benjamin C. Esty Allen R. Freedman William H. Park Ronald A. Pearlman Norton H. Reamer Heidi L. Steiger Lynn A. Stout

This Page Intentionally Left Blank

Investment Adviser of Large-Cap Portfolio
Boston Management and Research

The Eaton Vance Building
255 State Street
Boston, MA 02109

Sub-Adviser of Large-Cap Portfolio
Atlanta Capital Management Company, LLC

1349 West Peachtree Street
Suite 1600
Atlanta, GA 30309

Administrator of Eaton Vance-Atlanta Capital Large-Cap Growth Fund
Eaton Vance Management

The Eaton Vance Building
255 State Street
Boston, MA 02109

Principal Underwriter
Eaton Vance Distributors, Inc.

The Eaton Vance Building
255 State Street
Boston, MA 02109
(617) 482-8260

Custodian
State Street Bank and Trust Company

200 Clarendon Street
Boston, MA 02116

Transfer Agent
PFPC Inc.

Attn: Eaton Vance Funds
P.O. Box 9653
Providence, RI 02940-9653
(800) 262-1122

Eaton Vance-Atlanta Capital Large-Cap Growth Fund
The Eaton Vance Building
255 State Street
Boston, MA 02109

This report must be preceded or accompanied by a current prospectus. Before investing, investors should consider carefully the Fund's investment objective(s), risks, and charges and expenses. The Fund's current prospectus contains this and other information about the Fund and is available through your financial advisor. Please read the prospectus carefully before you invest or send money. For further information please call 1-800-225-6265.

1451-5/08  ALCGSRC

Item 2. Code of Ethics

The registrant has adopted a code of ethics applicable to its Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer.  The registrant undertakes to provide a copy of such code of ethics to any person upon request, without charge, by calling 1-800-262-1122.

Item 3. Audit Committee Financial Expert

The registrant’s Board has designated William H. Park and Norton H. Reamer, each an independent trustee, as its audit committee financial experts.  Mr. Park is a certified public accountant who is the Vice Chairman of Commercial Industrial Finance Corp (specialty finance company). Previously, he served as President and Chief Executive Officer of Prizm Capital Management, LLC (investment management firm) and as Executive Vice President and Chief Financial Officer of United Asset Management Corporation (“UAM”) (a holding company owning institutional investment management firms). Mr. Reamer is the President, Chief Executive Officer and a Director of Asset Management Finance Corp. (a specialty finance company serving the investment management industry) and is President of Unicorn Corporation (an investment and financial advisory services company).  Formerly, Mr. Reamer was Chairman and Chief Operating Officer of Hellman, Jordan Management Co., Inc. (an investment management company) and Advisory Director of Berkshire Capital Corporation (an investment banking firm), Chairman of the Board of UAM and Chairman, President and Director of the UAM Funds (mutual funds).

Item 4. Principal Accountant Fees and Services

Not required in this filing

Item 5.  Audit Committee of Listed registrants

Not required in this filing.

Item 6. Schedule of Investments

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not required in this filing.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not required in this filing.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not required in this filing.

Item 10. Submission of Matters to a Vote of Security Holders.

No Material Changes.

Item 11. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a)(1)	Registrant’s Code of Ethics – Not applicable (please see Item 2).
(a)(2)(i)	Treasurer’s Section 302 certification.
(a)(2)(ii)	President’s Section 302 certification.
(b)	Combined Section 906 certification.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Growth Trust

By:	/s/Thomas E. Faust Jr.
Thomas E. Faust Jr.
President

Date:	May 13, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Barbara E. Campbell
Barbara E. Campbell
Treasurer

Date:	May 13, 2008

By:	/s/Thomas E. Faust Jr.
Thomas E. Faust Jr.
President

Date:	May 13, 2008